          As filed with the Securities and Exchange Commission on April 24, 2003
                                                    1933 Act File No. 333-103901
                                                     1940 Act File No. 811-21323

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                           REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                       [ ]
                        PRE-EFFECTIVE AMENDMENT NO. 1                        [X]
                       POST-EFFECTIVE AMENDMENT NO.                          [ ]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      [ ]
                                  AMENDMENT NO. 1                            [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                    EATON VANCE LIMITED DURATION INCOME FUND
                    ----------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 482-8260
        -----------------------------------------------------------------

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

        MARK P. GOSHKO, ESQ.                              THOMAS A. HALE, ESQ.
    KIRKPATRICK & LOCKHART LLP                            SKADDEN, ARPS, SLATE
          75 STATE STREET                              MEAGHER & FLOM (ILLINOIS)
    BOSTON, MASSACHUSETTS 02109                         CHICAGO, ILLINOIS 60606

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box):
           [x] when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

========================================================================================================
                                                       PROPOSED       PROPOSED
                                         AMOUNT        MAXIMUM        MAXIMUM
                                         BEING         OFFERING       AGGREGATE            AMOUNT OF
 TITLE OF SECURITIES BEING             REGISTERED   PRICE PER UNIT    OFFERING         REGISTRATION FEES
       REGISTERED                         (1)            (1)          PRICE (1)            (1)(2)(3)
--------------------------------------------------------------------------------------------------------
Common Shares of Beneficial              66,667         $ 15.00      $ 1,000,000             $ 92
Interest, $0.01 par value
========================================================================================================

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2) Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

(3) A registration fee of $92 was previously paid in connection with the initial filing.

                      ------------------------------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

THE INFORMATION IN THIS PROSPECTUS IS INCOMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND WE ARE NOT SOLICITING OFFERS TO BUY THESE SECURITIES, IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS            SUBJECT TO COMPLETION           APRIL 28, 2003
--------------------------------------------------------------------------------

                                     SHARES

                EATON VANCE LIMITED DURATION
                INCOME FUND

                COMMON SHARES
[EATON VANCE LOGO]

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES. Eaton Vance Limited Duration Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income.

Under normal market conditions, Eaton Vance Management, the Fund's investment adviser, expects the Fund to maintain a duration of between two and four years (including the effect of anticipated leverage). Initially, the Fund is expected to have a duration of approximately three years (including the effect of anticipated leverage). Under normal market conditions, the Fund expects to maintain a weighted average portfolio credit quality of investment grade (which is at least BBB- as determined by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"), Baa3 as determined by Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined to be of comparable quality by Eaton Vance Management).

INVESTMENT ADVISER. The Fund's investment adviser is Eaton Vance Management ("Eaton Vance" or the "Adviser"). As of March 31, 2003, Eaton Vance and its subsidiaries managed approximately $55 billion on behalf of funds, institutional clients and individuals.

PORTFOLIO CONTENTS. The Fund pursues its objectives by investing its assets primarily in three distinct investment categories: 1) mortgage-backed securities that are issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities or that are issued by private issuers ("MBS"); 2) senior, secured floating rate loans made to corporate and other business entities ("Senior Loans"); and 3) corporate bonds that are of below "investment grade" quality ("Non-Investment Grade Bonds"). Non-Investment Grade Bonds, commonly referred to as "junk bonds," are bonds that are rated below investment grade by each of the national rating agencies who cover the security, or, if unrated, are determined to be of comparable quality by the Adviser. S&P and Fitch consider securities rated below BBB- to be below investment grade and Moody's considers securities rated below Baa3 to be below investment grade. Senior Loans in which the Fund invests are also typically of below investment grade quality. There is no limitation on the percentage of the Fund's assets that may be allocated to each of these investment categories; provided that, under normal market conditions, the Fund will invest at least 25% of its total
assets in each category.                        (continued on inside cover page)

INVESTING IN SHARES INVOLVES CERTAIN RISKS. SEE "INVESTMENT OBJECTIVES, POLICIES AND RISKS" BEGINNING AT PAGE 11.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                              PRICE TO PUBLIC   SALES LOAD   PROCEEDS TO FUND
-------------------------------------------------------------------------------------------------------------
Per share                                                              $20.00        $0.90             $19.10
-------------------------------------------------------------------------------------------------------------
Total                                                                       $            $                  $
-------------------------------------------------------------------------------------------------------------

In addition to the sales load, the Fund will pay offering expenses of up to
$0.04 per share, estimated to total $          , which will reduce the "Proceeds
to Fund" (above). Eaton Vance or an affiliate has agreed to pay the amount by which the aggregate of all of the Fund's offering costs (other than the sales load) exceeds $0.04 per share. Eaton Vance or an affiliate has agreed to reimburse all Fund organizational costs.

The underwriters are offering the shares subject to various conditions and
expect to deliver the shares to purchasers on or about           , 2003.

UBS WARBURG                                                  CITIGROUP                             MERRILL LYNCH & CO.
A.G. EDWARDS & SONS, INC.                               RBC CAPITAL MARKETS                WELLS FARGO SECURITIES, LLC
H&R BLOCK FINANCIAL ADVISORS, INC.                     FAHNESTOCK & CO. INC.         J.J.B. HILLIARD, W.L. LYONS, INC.
JANNEY MONTGOMERY SCOTT LLC                          MCDONALD INVESTMENTS INC.                    QUICK & REILLY, INC.

--------------------------------------------------------------------------------

(continued from previous page)

EXCHANGE LISTING. The Fund has applied for the listing of its common shares on the American Stock Exchange under the symbol "EVV." Because the Fund is newly organized, its common shares have no history of public trading. The shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

The Fund's net asset value and distribution rate will vary and may be affected by several factors, including changes in the credit quality of issuers and interest rates and other market factors. Fluctuations in net asset value may be magnified as a result of the Fund's use of leverage, which is a speculative investment technique. An investment in the Fund may not be appropriate for all investors. There is no assurance that the Fund will achieve its investment objectives.

The Fund expects to use financial leverage through the issuance of preferred shares and/or through borrowings, initially equal to approximately 34% of its gross assets (including the amount obtained through leverage). The Adviser anticipates that the use of leverage will result in higher income to common shareholders over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be utilized or will be successful. SEE "INVESTMENT OBJECTIVES, POLICIES AND RISKS--USE OF LEVERAGE AND RELATED RISKS" AT PAGE 21 AND "DESCRIPTION OF CAPITAL STRUCTURE" AT PAGE 30.

This Prospectus sets forth concisely information you should know before investing in the shares of the Fund. Please read and retain this Prospectus for
future reference. A Statement of Additional Information dated           , 2003,
has been filed with the Securities and Exchange Commission ("SEC") and can be obtained without charge by calling 1-800-225-6265 or by writing to the Fund. A table of contents to the Statement of Additional Information is located at page 38 of this Prospectus. This Prospectus incorporates by reference the entire Statement of Additional Information. The Statement of Additional Information is available along with other Fund-related materials: at the SEC's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the reference room); the EDGAR database on the SEC's internet site (http://www.sec.gov); upon payment of copying fees by writing to the SEC's public reference section, Washington, DC 20549-0102; or by electronic mail at publicinfo@sec.gov. The Fund's address is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 and its telephone number is 1-800-225-6265.

The Fund's shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The underwriters named in the Prospectus may purchase up to           additional
shares from the Fund under certain circumstances.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

Until           , 2003 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Prospectus summary....................    1
Summary of Fund expenses..............    9
The Fund..............................   11
Use of proceeds.......................   11
Investment objectives, policies and
  risks...............................   11
Management of the Fund................   25
Distributions.........................   27
Dividend reinvestment plan............   28
Description of capital structure......   30
Underwriting..........................   34
Shareholder Servicing Agent, custodian
  and transfer agent..................   36
Legal opinions........................   36
Reports to stockholders...............   37
Independent auditors..................   37
Additional information................   37
Table of contents for the Statement of
  Additional Information..............   38

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

Prospectus summary

This is only a summary. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information.

THE FUND

Eaton Vance Limited Duration Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund offers investors the opportunity to receive a high level of current income, through a professionally managed portfolio investing in a blend of three principal asset classes: mortgage-backed securities, senior, secured floating rate loans, and below investment grade corporate bonds. To the extent consistent with this objective, the Fund may also offer an opportunity for capital appreciation. Under normal market conditions, the Fund expects to limit the duration of its portfolio to between two and four years (including the effect of anticipated leverage) and is intended to have a relatively low level of interest rate risk compared to investment portfolios with longer durations. Investments are based on Eaton Vance Management's ("Eaton Vance" or the "Adviser") internal research and ongoing credit analysis, which is generally not available to individual investors. An investment in the Fund may not be appropriate for all investors. There is no assurance that the Fund will achieve its investment objectives.

THE OFFERING

The Fund is offering           common shares of beneficial interest, par value
$0.01 per share (the "Shares"), through a group of underwriters (the "Underwriters") led by UBS Warburg LLC, Citigroup Global Markets Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated. The Underwriters have been
granted an option to purchase up to           additional Shares solely to cover
over-allotments, if any. The initial public offering price is $20.00 per share. The minimum purchase in this offering is 100 Shares ($2,000). See "Underwriting." Eaton Vance or an affiliate has agreed to (i) reimburse all organizational costs and (ii) pay all offering costs (other than sales loads) that exceed $0.04 per Share.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective of high current income. The Fund pursues its objectives by investing its assets primarily in three distinct investment categories: 1) mortgage-backed securities that are issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities or that are issued by private issuers ("MBS"); 2) senior, secured floating rate loans made to corporate and other business entities ("Senior Loans"); and 3) corporate bonds of below "investment grade" quality ("Non-Investment Grade Bonds"). Non-Investment Grade Bonds, commonly referred to as "junk bonds," are bonds that are rated below investment grade by each of the national rating agencies who cover the security, or, if unrated, are determined to be of comparable quality by the Adviser. Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch") consider securities rated below BBB- to be below investment grade and Moody's Investors Service, Inc. ("Moody's") considers securities rated below Baa3 to be below investment grade. Senior Loans in which the Fund invests are also typically of below investment grade quality. The Adviser has broad discretion to allocate the Fund's assets among the three principal asset classes; provided that, under normal market conditions, the Fund will invest at least 25% of its assets in each principal investment category.

Under normal market conditions, the Adviser expects to maintain a duration of between two and four years (including the effect of anticipated leverage). Initially, the Fund is expected to have a duration of approximately three years (including the effect of anticipated leverage). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

A team of Eaton Vance investment professionals is responsible for the overall management of the Fund's investments as well as allocations among the Fund's three principal investment categories. Individual members of this team with specialized experience are responsible for the day-to-day portfolio management within each of the Fund's three main asset classes. The Fund's investments are actively managed, and securities may be bought or sold on a daily basis. The Adviser attempts to manage yield through timely trading.

The Adviser's staff monitors the credit quality and price of securities held by the Fund, as well as other securities that are available to the Fund. Under normal market conditions, the Fund expects to maintain a weighted average portfolio credit quality of investment grade (which is at least BBB- as determined by S&P or Fitch, Baa3 as determined by Moody's or, if unrated, determined to be of comparable quality by the Adviser). For this purpose, when a security is rated by more than one of these rating agencies, the Adviser generally will use the highest rating. Within this general guideline, the Fund may invest in individual securities of any credit quality. Although the Adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. The Adviser will attempt to reduce the risks of investing in lower rated or unrated debt instruments through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. When purchasing and selling MBS, the Adviser focuses on the expected principal payments on an MBS as well as current and anticipated market conditions.

The Fund will only invest in U.S. dollar denominated securities. The Fund may invest up to 5% of its assets in U.S. dollar denominated securities of non-United States issuers. The Fund's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

The Fund may purchase or sell derivative instruments (which derive their value from another instrument, security or index) only for risk management purposes, such as hedging against fluctuations in securities prices or interest rates; diversification purposes; or changing the duration of the Fund. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices and other financial instruments, credit-linked notes, tranches of collateralized loan obligations, options on futures contracts, and exchange-traded and over-the-counter options on securities or indices, and interest rate, total return and credit default swaps. Guidelines of any rating organization that rates any preferred shares issued by the Fund may limit the Fund's ability to engage in such transactions.

LISTING

The Fund has applied for the listing of its common shares on the American Stock Exchange under the symbol "EVV."

LEVERAGE

The Fund expects to use financial leverage through the issuance of preferred shares and/or through borrowings, including the issuance of debt securities. The Fund intends initially to use financial leverage of approximately 34% of its gross assets (including the amount obtained through leverage). The Fund generally will not use leverage if the Adviser anticipates that it would result in a lower return to holders of the Shares ("Shareholders") over time. Use of financial leverage creates an opportunity for increased income for Shareholders but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the Shares), and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund currently intends to issue preferred shares approximately one to three months after completion of this offering, subject to market conditions and to the Fund's receipt of a AAA credit rating on such preferred shares from a nationally recognized statistical rating organization ("Rating Agency") (typically, Moody's, S&P or Fitch). During periods in which the Fund is using leverage the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's gross assets, including proceeds from the issuance of preferred shares. See "Investment objectives, policies and risks--Use of leverage and related risks" and "Management of the Fund--The Adviser."

INVESTMENT ADVISER AND ADMINISTRATOR

Eaton Vance, an indirect wholly-owned subsidiary of Eaton Vance Corp., is the Fund's investment adviser and administrator. The Adviser and its subsidiaries manage approximately $55 billion on behalf of funds, institutional clients and individuals as of March 31, 2003. Twenty-three of the funds are closed-end. See "Management of the Fund."

DISTRIBUTIONS

Commencing with the Fund's first dividend, the Fund intends to make regular monthly cash distributions to Shareholders of substantially all net investment income of the Fund. The amount of each monthly distribution will vary depending on a number of factors, including dividends payable on the preferred shares or other costs of financial leverage. As portfolio and market conditions change, the rate of dividends on the Shares and the Fund's dividend policy could change. Over time, the Fund will distribute all of its net investment income (after it pays accrued dividends on any outstanding preferred shares) or other costs of financial leverage. In addition, at least annually, the Fund intends to distribute any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over short-term capital loss). The initial distribution is expected to be declared approximately 45 days and paid approximately 60 to 90 days after the completion of this offering, depending on market conditions. Shareholders may elect to automatically reinvest some or all of their distributions in additional Shares under the Fund's dividend reinvestment plan. See "Distributions and taxes" and "Dividend reinvestment plan."

DIVIDEND REINVESTMENT PLAN

The Fund has established a dividend reinvestment plan (the "Plan"). Under the Plan, a Shareholder may elect to have all dividend and capital gain distributions automatically reinvested in additional Shares either purchased in the open market, or newly issued by the Fund if the Shares are trading at or above their net asset value. Shareholders may elect to participate in the Plan by completing the dividend reinvestment plan application form. Shareholders who do not elect to participate in the Plan will receive all distributions in cash paid by check mailed directly to them by PFPC Inc., as dividend paying agent. Shareholders who intend to hold their Shares through a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan. See "Dividend reinvestment plan."

CLOSED-END STRUCTURE

Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objectives and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, including investments in illiquid securities. However, shares of closed-end funds frequently trade at a discount from their net asset value. In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Shareholders, the Fund's Board of Trustees (the "Board"), in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount. The Board might consider open market repurchases or tender offers for Shares at net asset value. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Shares trading at a price equal to or close to net asset value per Share. The Board might also consider the conversion of the Fund to an open-end mutual fund. The Board believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company. See "Description of capital structure."

SPECIAL RISK CONSIDERATIONS

NO OPERATING HISTORY
The Fund is a closed-end investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

INCOME RISK
The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, investors' income from the Fund over time could drop as well. The Fund's income could also be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage, although this risk is mitigated by the Fund's investment in Senior Loans.

CREDIT RISK
Credit risk is the risk that one or more debt obligations in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the obligation experiences a decline in its financial status. Credit risk involves two types: delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed collateral or the Fund's inherent right to forgive principal or modify a debt instrument. For MBS, factors contributing to these risks include the effects of general and local economic conditions on home values, the financial conditions of homeowners, and other market factors. This risk is mitigated by a U.S. government agency's or instrumentality's guarantee of the underlying debt obligation.

PREPAYMENT RISK
During periods of declining interest rates or for other purposes, the borrowers may exercise their option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Non-Investment Grade Bonds frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price only if certain prescribed conditions are met ("call protection"). An issuer may redeem a Non-Investment Grade Bond if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Senior Loans and MBS typically have no such call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

ISSUER RISK
The value of corporate income-producing securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

MORTGAGE-BACKED SECURITIES RISK
The value of Fund shares may be adversely affected by fluctuations in interest rates and the prepayment of the mortgage loans underlying the MBS held by the Fund. Mortgage loans are most likely to be prepaid in a declining interest rate environment. Prepayment may reduce the Fund's coupon distributions because the proceeds of a prepayment may be invested in lower-yielding securities. The Adviser has historically attempted to minimize prepayment risk by acquiring MBS with seasoned underlying mortgage loans that have had a history of refinancing opportunities. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS which in turn would lengthen the duration of the Fund's portfolio. This possibility is often referred to as extension risk. Extending the average life of an MBS increases the risk of depreciation due to future increases in market interest rates. The value of Fund Shares can also be adversely affected by the existence of premiums on the price of MBS it acquires.

Certain government agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), provide a guarantee as to timely payment of principal and interest for MBS each entity issues, backs or otherwise guarantees. Guarantees may or may not be backed by the full faith and credit of the U.S. government.

SENIOR LOANS RISK
The risks associated with Senior Loans are similar to the risks of Non-Investment Grade Bonds, although Senior Loans are typically senior and secured in contrast to Non-Investment Grade Bonds, which are often subordinated and unsecured. Senior Loans' higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest rates are adjusted for changes in short-term interest rates, Senior Loans generally have less interest rate risk than Non-Investment Grade Bonds, which are typically fixed rate. The Fund's investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments are substantially less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans.

NON-INVESTMENT GRADE BONDS RISK
The Fund's investments in Non-Investment Grade Bonds are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, Non-Investment Grade Bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of Non-Investment Grade Bonds are more likely to default on their payments of interest and principal owed to the Fund, and such defaults will reduce the Fund's net asset value and income distributions. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer's revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

DERIVATIVES
Derivative transactions (such as futures contracts and options thereon, options, swaps and short sales) subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

EFFECTS OF LEVERAGE
There can be no assurance that a leveraging strategy will be utilized by the Fund or that, if utilized, it will be successful during any period in which it is employed. Leverage creates risks for Shareholders, including the likelihood of greater volatility of net asset value and market price of the Shares and the risk that fluctuations in dividend rates on any preferred shares may affect the return to Shareholders. To the extent the income derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund's distributions will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to Shareholders as dividends and other distributions will be less than if leverage had not been used. In the latter case, Eaton Vance in its best judgment may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or borrowing program will be borne by Shareholders and consequently will result in a reduction of the net asset value of Shares.

As discussed under "Management of the Fund," the fee paid to Eaton Vance will be calculated on the basis of the Fund's gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees will be higher when leverage is utilized. See "Investment objectives, policies and risks--Use of leverage and related risks."

The Fund currently intends to seek a AAA credit rating on any preferred shares from a Rating Agency. The Fund may be subject to investment restrictions of the Rating Agency as a result. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the "Investment Company Act" or "1940 Act"). It is not anticipated that these covenants or guidelines will impede Eaton Vance in managing the Fund's portfolio in accordance with its investment objectives and policies. See "Description of capital structure--Preferred shares."

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Fund's use of derivative instruments exposes the Fund to special risks. See "Investment objectives, policies and risks--Additional investment practices" and "--Additional risk considerations."

INTEREST RATE RISK
The value of Fund shares will usually change in response to interest rate fluctuations. When interest rates decline, the value of fixed-rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed-rate portfolio securities can be expected to decline. Because market interest rates are currently near their lowest levels in many years, there is a greater than normal risk that the Fund's portfolio will decline in value due to rising interest rates. Fluctuations in the value of fixed-rate securities will not affect interest income on existing securities but will be reflected in the Fund's net asset value. Fixed-rate securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. Because the Fund will normally have a dollar-weighted average duration of between two and four years (including the effects of anticipated leverage), the Shares' net asset value and market price per Share will tend to fluctuate more in response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-term debt securities. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund's exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful. The Fund is intended to have a relatively low level of interest rate risk.

LIQUIDITY RISK
The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the debt securities, thereby adversely affecting the Fund's net asset value and ability to make dividend distributions.

REINVESTMENT RISK
Income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations into lower yielding instruments. A decline in income could affect the Shares' distribution rate and their overall return.

INFLATION RISK
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of preferred shares would likely increase, which would tend to further reduce returns to Shareholders. This risk is mitigated to some degree by the Fund's investments in Senior Loans.

MARKET PRICE OF SHARES
The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund's Shares may likewise trade at a discount from net asset value. The trading price of the Fund's Shares may be less than the public offering price. This risk may be greater for investors who sell their Shares in a relatively short period after completion of the public offering.

MANAGEMENT RISK
The Fund is subject to management risk because it is an actively managed portfolio. Eaton Vance and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

MARKET DISRUPTION
The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The Fund cannot predict the effects of similar events in the future on the U.S. economy. These terrorist attacks and related events, including the war in Iraq, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Shares. In particular, Non-Investment Grade Bonds and Senior Loans tend to be more volatile than higher rated fixed income securities so that these events and any actions resulting from them may have a greater impact on the prices and volatility on Non-Investment Grade Bonds and Senior Loans than on higher rated fixed income securities.

ANTI-TAKEOVER PROVISIONS
The Fund's Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. See "Description of capital structure--Anti-takeover provisions in the Declaration of Trust."

Summary of Fund expenses

The purpose of the table below is to help you understand all fees and expenses that you, as a Shareholder, would bear directly or indirectly. The following table assumes the issuance of preferred shares in an amount equal to 34% of the Fund's total assets (after issuance), and shows Fund expenses as a percentage of net assets attributable to common shares.

Shareholder transaction expenses
    Sales load paid by you (as a percentage of offering
     price).................................................   4.50%
    Expenses borne by the Fund..............................   0.20%(1)(2)
    Dividend reinvestment plan fees.........................    None(3)

                                                 PERCENTAGE OF NET ASSETS
                                                             ATTRIBUTABLE
                                                         TO COMMON SHARES
                                                   (ASSUMING THE ISSUANCE
                                                  OF PREFERRED SHARES)(4)
-------------------------------------------------------------------------
Annual expenses
    Investment advisory fee.................................         1.14%
    Other expenses..........................................         0.28%
                                                              -----------
    Total annual expenses...................................         1.42%
    Fee and expense reimbursements (years 1-5)..............       (0.30)%(5)
                                                              -----------
    Net annual expenses (years 1-5).........................         1.12%(5)
                                                              -----------

------------

(1) Eaton Vance or an affiliate has agreed to reimburse all organizational costs and pay all offering costs (other than sales load) that exceed $0.04 per Share.

(2) If the Fund offers preferred shares, costs of that offering, estimated to be slightly more than 1.25% of the total amount of the preferred share offering, will effectively be borne by common shareholders and result in the reduction of the net asset value of the common shares. Assuming the issuance of preferred shares in an amount equal to 34% of the Fund's total assets (after issuance), those offering costs are estimated to be not more than approximately $2,585,000 or $0.13 per common share (0.65% of the offering price).

(3) You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Shares held in a dividend reinvestment account.

(4) Stated as percentages of net assets attributable to common shares assuming no issuance of preferred shares or borrowings, the Fund's expenses would be estimated to be as follows:

                                                 PERCENTAGE OF NET ASSETS
                                                             ATTRIBUTABLE
                                                         TO COMMON SHARES
                                            (ASSUMING NO PREFERRED SHARES
                                               ARE ISSUED OR OUTSTANDING)
-------------------------------------------------------------------------
Annual expenses
   Investment advisory fee..................................         0.75%
   Other expenses...........................................         0.13%
                                                              -----------
   Total annual expenses....................................         0.88%
   Fees and expense reimbursements (years 1-5)..............       (0.20)%
                                                              -----------
   Net annual expenses (years 1-5)..........................         0.68%
                                                              -----------

(5) Eaton Vance has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of average weekly total assets of the Fund for the first 5 full years of the Fund's operations, 0.15% of average weekly total assets of the Fund in year 6, 0.10% in year 7 and 0.05% in year 8. For this purpose, total assets (and gross assets in "Management of the Fund--The Adviser") shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed. Without the reimbursement, Total net annual expenses would be estimated to be 1.42% of average weekly net assets (or, assuming no issuance of preferred shares or borrowings, 0.88% of average weekly net assets) attributable to common shares. Eaton

     Vance may voluntarily reimburse additional fees and expenses but is under no obligation to do so. Any such voluntary reimbursements may be terminated at any time.

The expenses shown in the table are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately 20,000,000 common shares. See "Management of the Fund" and "Dividend reinvestment plan."

The following example illustrates the expenses that you would pay on a $1,000 investment in common shares (including the sales load of $45, estimated offering expenses of this offering of $2 and the estimated preferred share offering costs assuming preferred shares are issued representing 34% of the Fund's total assets (after issuance) of $6.50), assuming (1) total net annual expenses of 1.12% of net assets attributable to common shares in years 1 through 5, increasing to 1.42% in years 9 and 10 and (2) a 5% annual return(1):

1 YEAR    3 YEARS    5 YEARS    10 YEARS (2)
--------------------------------------------
$64        $87       $112          $196

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER.
------------

(1) The example assumes that the estimated Other expenses set forth in the Annual expenses table are accurate, that fees and expenses increase as described in note 2 below and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(2) Assumes reimbursement of fees and expenses of 0.15% of average weekly total assets of the Fund in year 6, 0.10% in year 7 and 0.05% in year 8 and no reimbursement of fees or expenses in years 9 and 10. Eaton Vance has not agreed to reimburse the Fund for any portion of its fees and expenses beyond 2011.

--------------------------------------------------------------------------------

The Fund

The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust on March 12, 2003 pursuant to a Declaration of Trust governed by the laws of The Commonwealth of Massachusetts and has no operating history. The Fund's principal office is located at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 and its telephone number is 1-800-225-6265.

This Prospectus relates to the initial public offering of the Fund's common shares of beneficial interest, $0.01 par value (the "Shares"). See "Underwriting."

Use of proceeds

The net proceeds of this offering of Shares will be approximately $          (or
$          assuming exercise of the Underwriters' over-allotment option in full), which, after payment of the estimated offering expenses, will be invested in accordance with the Fund's investment objectives and policies as soon as practicable, but, in no event, under normal market conditions, later than three months after the receipt thereof. Pending such investment, the proceeds may be invested in high-quality, short-term debt securities. Eaton Vance or an affiliate has agreed to (i) reimburse all organizational costs and (ii) pay all offering costs of the Fund (other than sales loads) that exceed $0.04 per Share.

Investment objectives, policies and risks

INVESTMENT OBJECTIVES

The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective of high current income. The Fund pursues its objectives by investing its assets primarily in three distinct investment categories: 1) mortgage backed securities that are issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities or that are issued by private issuers ("MBS"); 2) senior, secured floating rate loans made to corporate and other business entities ("Senior Loans"); and 3) corporate bonds of below "investment grade" quality ("Non-Investment Grade Bonds"). Non-Investment Grade Bonds, commonly referred to as "junk bonds," are bonds that are rated below investment grade by each of the national rating agencies who cover the security, or, if unrated, are determined to be of comparable quality by the Adviser. Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch") consider securities rated below BBB- to be below investment grade and Moody's Investors Service, Inc. ("Moody's") considers securities rated below Baa3 to be below investment grade. Senior Loans in which the Fund invests are also typically of below investment grade quality. Many Senior Loans in which the Fund may invest are also of below investment grade quality. The Adviser has broad discretion to allocate the Fund's assets among the three principal asset classes; provided that, under normal market conditions, the Fund will invest at least 25% of its assets in each principal investment category.

PRIMARY INVESTMENT POLICIES

GENERAL COMPOSITION OF THE FUND
A team of Eaton Vance investment professionals is responsible for the overall management of the Fund's investments as well as allocations among the Fund's three principal investment categories. Individual members of this team with specialized expertise are responsible for the day-to-day portfolio management within each of the Fund's three main asset classes. The Fund's investments are actively

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

managed, and securities may be bought or sold on a daily basis. The Adviser attempts to manage yield through timely trading.

Under normal market conditions, the Adviser expects to maintain a duration of between two and four years (including the effect of anticipated leverage). Initially, the Fund is expected to have a duration of approximately three years (including the effect of anticipated leverage). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

The Adviser's staff monitors the credit quality and price of securities held by the Fund, as well as other securities that are available to the Fund. Under normal market conditions, the Fund expects to maintain a weighted average portfolio credit quality of investment grade (which is BBB- as determined by S&P or Fitch, Baa3 as determined by Moody's, or, if unrated, determined to be of comparable quality as determined by the Adviser). For this purpose, when a security is rated by more than one of these rating agencies, the Adviser generally will use the highest rating. Within this general guideline, the Fund may invest in individual securities of any credit quality. The Fund's holdings of Non-Investment Grade Bonds and Senior Loans with lower credit ratings generally will be offset by MBS with very high credit ratings. A "barbell" portfolio of lower-rated and higher-rated securities may have risk characteristics that differ from fixed income securities with credit ratings equivalent to the portfolio average. Although the Adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. The Adviser will attempt to reduce the risks of investing in lower rated or unrated debt instruments through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. When purchasing and selling MBS, the Adviser focuses on the expected principal payments on an MBS as well as current and anticipated market conditions.

The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

The Fund will only invest in U.S. dollar denominated securities. The Fund may invest up to 5% of its assets in U.S. dollar denominated securities of non-United States issuers. The Fund's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

--------------------------------------------------------------------------------
 12

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES
The Fund invests only in MBS that are backed by a guarantee of the U.S. Government (or one of its agencies or instrumentalities), although certain of these instruments may be privately issued. MBS represent participation interests in pools of fixed-rate and adjustable-rate mortgage loans. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The Adviser currently expects to invest primarily in MBS that include mortgage loans that have had a history of refinancing opportunities (so called "seasoned MBS"). The Adviser, typically, considers MBS with mortgages which have been outstanding for ten years or more to be seasoned MBS. Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. The Adviser may discontinue the practice of focusing on seasoned MBS at any time. The Adviser expects that under current market conditions many of the MBS held by the Fund will be premium bonds acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although the Fund's investment in seasoned MBS mitigates this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in "locking in" a specified interest rate. Additionally, the value of Fund Shares may be adversely affected by fluctuations in interest rates underlying the MBS held by the Fund. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS, which in turn would lengthen the duration of the Fund's portfolio. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates, although investing in seasoned MBS helps mitigate this extension risk. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments but tend to decrease in value as they mature, which may cause a resulting decrease in the Fund's net asset value.

The Fund may also invest in classes of collateralized mortgage obligations ("CMOs") and various other MBS. In choosing among CMO classes, the Adviser will evaluate the total income potential of each class and other factors. See "Additional investment practices--Securitized interests."

Certain government agencies or instrumentalities, such as GNMA, FNMA and FHLMC provide a guarantee as to timely payment of principal and interest for MBS each entity issues but may or may not be backed by the full faith and credit of the U.S. Government.

SENIOR LOANS
Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. The Senior Loans held by the Fund will have a dollar-weighted average period

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

until the next interest rate adjustment of approximately 90 days or less. In the experience of the Adviser over the last decade, because of prepayments the average life of Senior Loans has been two to four years.

The Fund may also purchase unsecured loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), credit-linked notes, tranches of collateralized loan obligations, investment grade fixed income debt obligations and money market instruments, such as commercial paper.

Senior Loans and other floating-rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund's performance.

Many Senior Loans in which the Fund will invest may not be rated by a Rating Agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a Rating Agency. Many of the Senior Loans in the Fund have been assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the Adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The Adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for some loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. During periods of limited supply and liquidity of Senior Loans, the Fund's yield may be lower.

When interest rates decline, the value of a fund invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a fund invested in fixed-rate obligations can be expected to decline. Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of Senior Loans (due to the fact that floating rates on Senior Loans only reset periodically), the value of Senior Loans is substantially less sensitive to changes in market interest rates than fixed-rate instruments. As a result, the Adviser expects the Fund's policy of investing a portion of its assets in floating-rate Senior Loans will make the Fund less volatile and less sensitive to changes in market interest rates than if the Fund invested exclusively in fixed-rate obligations. Similarly, a sudden

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and significant increase in market interest rates may cause a decline in the value of these investments and in the Fund's net asset value. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Loans and other debt obligations, impairing the Fund's net asset value.

The Fund may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

Senior Loan assignments and participations. The Fund expects to primarily purchase Senior Loans on a direct assignment basis. The Fund may also purchase participations in Senior Loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participations in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service. Given the current structure of the markets for loan participations and assignments, the Fund expects to treat these securities as illiquid.

Senior Loan valuation. The Adviser uses an independent pricing service to value most loans and other debt securities at their market value. The Adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. Because foreign securities trade on days when the Shares are not priced, net asset value can change at time when Shares cannot be redeemed.

NON-INVESTMENT GRADE BONDS
As indicated above, Non-Investment Grade Bonds are those rated lower than investment grade (i.e., bonds rated lower than Baa3 by Moody's and lower than BBB- by S&P and Fitch) or are unrated and of comparable quality as determined by the Adviser. Non-Investment Grade Bonds rated BB and Ba have speculative characteristics, while lower rated Non-Investment Grade Bonds are predominantly speculative.

The Fund may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P or Fitch). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P or Fitch are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, the Fund may be required to retain legal counsel and/or a financial adviser. This may increase the Fund's operating expenses and adversely affect net asset value.

The credit quality of most securities held by the Fund reflects a greater than average possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its

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securities at favorable prices. In the absence of a liquid trading market for securities held by it, the Fund may have difficulties determining the fair market value of such securities.

Although the Adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Fund's objectives depends more on the Adviser's judgment and analytical abilities than would be the case if the Fund invested primarily in securities in the higher rating categories. While the Adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active Fund management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified Fund of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession. In recent years, issuances of Non-Investment Grade Bonds by companies in various sectors has increased. Accordingly, the Fund's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

The Fund's high yield securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, and payment in kind features.

ADDITIONAL INVESTMENT PRACTICES

OTHER GOVERNMENT SECURITIES
U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only if the Adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by the Fund could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

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SECURITIZED INTERESTS
The Fund may invest in certain asset-backed securities as discussed below. Asset-backed securities are payment claims that are securitized in the form of negotiable paper that is issued by a financing company (generically called a Special Purpose Vehicle or "SPV"). These securitized payment claims are, as a rule, corporate financial assets brought into a pool according to specific diversification rules. The SPV is a company founded solely for the purpose of securitizing these claims and its only asset is the risk arising out of this diversified asset pool. On this basis, marketable securities are issued which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV takes place at maturity out of the cash flow generated by the collected claims. Asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers.

CMOs. The CMO classes in which the Fund may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities. CMOs are debt securities issued by either the U.S. government (or one of its agencies or instrumentalities) or private issuers. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Currently, the Adviser will consider privately issued CMOs or other mortgage-backed securities as possible investments for the Fund only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

Collateralized debt obligations ("CDOs"). The Fund may invest in CDOs. A CDO is a structured credit security issued by a special purpose entity that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically non-investment grade bonds, leveraged loans, and other asset-backed obligations, are used as collateral supporting the various debt and equity tranches issued by the special purpose entity. CDOs operate similarly to CMOs and CLOs and are subject to the same inherent risks.

Collateralized loan obligations ("CLOs"). A CLO is a type of CDO that invests primarily in leveraged loans as collateral underlying the obligations of the special purpose entity. CLOs operate similarly to CMOs and are subject to the same inherent risks.

MORTGAGE ROLLS
The Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar

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(same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sales. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities.

CREDIT-LINKED NOTES
The Fund may invest in credit-linked notes ("CLN"). A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to credit risk of the reference obligation and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

COMMERCIAL PAPER
Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions are not entered into for the purpose of investment leverage.

ILLIQUID SECURITIES
The Fund may invest in securities for which there is no readily available trading market or are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the

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Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

SWAPS
Swap contracts may be purchased or sold to hedge against fluctuations in securities prices, interest rates or market conditions, to change the duration of the overall portfolio, or to mitigate default risk. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) to be exchanged or "swapped" between the parties, which returns are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index.

Interest Rate Swaps. The Fund will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). The Fund will only enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

The Fund may use interest rate swaps for risk management purposes only and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Fund's holdings. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interests (e.g., an exchange of fixed rate payments for floating rate payments). The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

Total Return Swaps. As stated above, the Fund will enter into total return swaps only on a net basis. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset(s) which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying asset(s).

Credit Default Swaps. The Fund may enter into credit default swap contracts for risk management purposes, including diversification. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund

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would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

FUTURES AND OPTIONS ON FUTURES
The fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or for other risk management purposes. Futures contracts may be based on various debt securities and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the fund's initial investment in these contracts. The Fund will only purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission. These transactions involve transaction costs. There can be no assurance that Eaton Vance's use of futures will be advantageous to the Fund. Rating Agency guidelines on any preferred shares issued by the Fund may limit use of these transactions.

SECURITIES LENDING
The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the Adviser, the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justifies the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis.

BORROWINGS
The Fund may borrow money to the extent permitted under the 1940 Act as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. The Fund may from time to time borrow money to add leverage to the portfolio. The Fund may also borrow money for temporary administrative purposes.

REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income.

When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets. While there is a risk that large fluctuations in the market value of the Fund's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a

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form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

PORTFOLIO TURNOVER
The Fund cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. The Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Fund's rate of turnover and may increase the incidence of net short-term capital gains which, upon distribution by the Fund, are taxable to Fund Shareholders as ordinary income.

USE OF LEVERAGE AND RELATED RISKS

The Fund expects to use leverage through the issuance of preferred shares, and/or through borrowings, including the issuance of debt securities. The Fund initially intends to use leverage of approximately 34% of its gross assets (including the amount obtained from leverage). The Fund generally will not use leverage if the Adviser anticipates that it would result in a lower return to Shareholders for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Leverage creates risks for holders of the Shares, including the likelihood of greater volatility of net asset value and market price of the Shares. There is a risk that fluctuations in the dividend rates on any preferred shares may adversely affect the return to the holders of the Shares. If the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. The Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. During periods in which the Fund is using leverage the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's gross assets, including proceeds from the issuance of preferred shares. As discussed under "Description of capital structure," the Fund's issuance of preferred shares may alter the voting power of common shareholders.

Capital raised through leverage will be subject to dividend payments, which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on Shares or to engage in other activities. The issuance of a class of preferred shares having priority over the Fund's Shares creates an opportunity for greater return per Share, but at the same time such leveraging is a speculative technique in that it will increase the Fund's exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with offering proceeds exceed the cost of issuing additional classes of securities (and other Fund expenses), the use of leverage will diminish the investment performance of the Fund's Shares compared with what it would have been without leverage.

The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies that may issue ratings for any preferred shares issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will

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impede the Adviser from managing the Fund's portfolio in accordance with the
Fund's investment objectives and policies.

Under the Investment Company Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%. If the Fund issues preferred shares amounting to 34% leverage, there will be an asset coverage of 294%. Normally, holders of the Shares will elect five of the Trustees of the Fund and holders of any preferred shares will elect two. In the event the Fund failed to pay dividends on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the dividends are paid.

To qualify for federal income taxation as a "regulated investment company," the Fund must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain). The Fund also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax. If the Fund is precluded from making distributions on the Shares because of any applicable asset coverage requirements, the terms of the preferred shares may provide that any amounts so precluded from being distributed, but required to be distributed for the Fund to meet the distribution requirements for qualification as a regulated investment company, will be paid to the holders of the preferred shares as a special dividend. This dividend can be expected to decrease the amount that holders of preferred shares would be entitled to receive upon redemption or liquidation of the shares.

The Fund's willingness to issue new securities for investment purposes, and the amount the Fund will issue, will depend on many factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on the Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

Assuming the utilization of leverage in the amount of 34% of the Fund's gross assets and an annual dividend rate on preferred shares of 1.35% payable on such leverage based on market rates as of the date of this Prospectus, the additional income that the Fund must earn (net of expenses) in order to cover such dividend payments is 0.70%. The Fund's actual cost of leverage will be based on market rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

The following table is designed to illustrate the effect on the return to a holder of the Fund's Shares of leverage in the amount of approximately 34% of the Fund's gross assets, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed portfolio return (net of expenses)........     (10)%     (5)%      0%      5%      10%
Corresponding Share return assuming 34%
  leverage........................................  (15.85)%  (8.27)%  (0.70)%  6.88%   14.46%

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 22

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

Until the Fund issues preferred shares, the Shares will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging of the Shares cannot be achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund's investment objectives and policies.

ADDITIONAL RISK CONSIDERATIONS

NO OPERATING HISTORY
The Fund is a closed-end management investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

INCOME RISK
The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, investors' income from the Fund over time could drop as well. The Fund's income could also be affected already when prevailing short-term interest rates increase and the Fund is utilizing leverage, although this risk is mitigated by the Fund's investment in Senior Loans.

CREDIT RISK
Credit risk is the risk that one or more debt obligations in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the obligation experiences a decline in its financial status. Credit risk involves two types: delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed collateral or the Fund's inherent right to forgive principal or modify a debt instrument. For MBS, factors contributing to these risks include the effects of general and local economic conditions on home values, the financial conditions of homeowners, and other market factors. This risk is mitigated by a U.S. government agency's or instrumentality's guarantee of the underlying debt obligation.

PREPAYMENT RISK
During periods of declining interest rates or for other purposes, the borrowers may exercise their option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Non-Investment Grade Bonds frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price only if certain prescribed conditions are met ("call protection"). An issuer may redeem a high yield obligation if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Senior Loans and MBS typically have no such call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

ISSUER RISK
The value of corporate income-producing securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

DERIVATIVES RISK
Derivative transactions (such as futures contracts and options thereon, options, swaps and short sales) subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

MANAGEMENT RISK
The Fund is subject to management risk because it is an actively managed portfolio. Eaton Vance and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

LIQUIDITY RISK
The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the debt securities, thereby adversely affecting the Fund's net asset value and ability to make dividend distributions.

REINVESTMENT RISK
Income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations into lower yielding instruments. A decline in income could affect the Shares' distribution rate and their overall return.

INFLATION RISK
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of preferred shares would likely increase, which would tend to further reduce returns to Shareholders. This risk is mitigated to some degree by the Fund's investments in Senior Loans.

MARKET PRICE OF SHARES
The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund's Shares may likewise trade at a discount from net asset value. The trading price of the Fund's Shares may be less than the public offering price. This risk may be greater for investors who sell their Shares in a relatively short period after completion of the public offering.

INTEREST RATE RISK
The value of Fund shares will usually change in response to interest rate fluctuations. When interest rates decline, the value of fixed-rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed-rate portfolio securities can be expected to decline. Because market interest rates are currently near their lowest levels in many years, there is a greater than normal risk that the Fund's portfolio will decline in value due to rising interest rates. Fluctuations in the value of fixed-rate securities will not affect interest income on existing securities but will be reflected in the Fund's net asset value. Fixed-rate securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. Because the Fund will normally have a dollar-weighted average duration of between two and four years (including the effects of anticipated leverage), the Shares' net asset value and market price per Share will tend to fluctuate more in response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-

--------------------------------------------------------------------------------
 24

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

term debt securities. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund's exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful. The Fund is intended to have a relatively low level of interest rate risk.

MARKET DISRUPTION
The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The Fund cannot predict the effects of similar events in the future on the U.S. economy. These terrorist attacks and related events, including the war in Iraq, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Shares. In particular, Non-Investment Grade Bonds and Senior Loans tend to be more volatile than higher rated fixed income securities so that these events and any actions resulting from them may have a greater impact on the prices and volatility on Non-Investment Grade Bonds and Senior Loans than on higher rated fixed income securities.

ANTI-TAKEOVER PROVISIONS
The Fund's Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. See "Description of capital structure--Anti-takeover provisions in the Declaration of Trust."

Management of the Fund

BOARD OF TRUSTEES

The management of the Fund, including general supervision of the duties performed by the Adviser under the Advisory Agreement (as defined below), is the responsibility of the Fund's Board under the laws of The Commonwealth of Massachusetts and the 1940 Act.

THE ADVISER

Eaton Vance acts as the Fund's investment adviser under an Investment Advisory Agreement (the "Advisory Agreement"). The Adviser's principal office is located at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. Eaton Vance (or its affiliates) currently serves as the investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $55 billion as of March 31, 2003. Eaton Vance is an indirect, wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.

Under the general supervision of the Fund's Board, the Adviser will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser will compensate all Trustees and officers of the Fund who are members of the Adviser's organization and

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

who render investment services to the Fund, and will also compensate all other Adviser personnel who provide research and investment services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Advisory Agreement a fee in the amount of 0.75% of the average weekly gross assets of the Fund. Gross assets of the Fund shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed. During periods in which the Fund is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's gross assets, including proceeds from any borrowings and from the issuance of preferred shares.

Thomas E. Faust, Jr. (Executive Vice President and Chief Investment Officer of Eaton Vance), Susan Schiff, Scott H. Page, Payson F. Swaffield, Michael Weilheimer and other Eaton Vance investment professionals comprise the investment team responsible for the overall management of the Fund's investments as well as allocations among the Fund's three principal investment categories. The following individual members of this team are responsible for the day-to-day management with each of the Fund's three main asset classes:

MBS. Ms. Schiff is responsible for the day-to-day management of the Fund's MBS strategy. Ms. Schiff, has been an Eaton Vance portfolio manager since 1991, and is a Vice President of Eaton Vance. Among other portfolios, she currently manages Eaton Vance Government Obligations Fund, a registered open-end fund, which employs an investment strategy primarily focused on MBS. As of March 31, 2003, this fund had assets of $1.8 billion.

Senior Loans. Mr. Page and Mr. Swaffield are responsible for the day-to-day management of the Fund's Senior Loan strategy. Among other portfolios, Mr. Page and Mr. Swaffield have each been Eaton Vance portfolio managers since 1996, and are Vice Presidents of Eaton Vance. They currently co-manage Eaton Vance Prime Rate Reserves, a registered closed-end interval fund, Eaton Vance Classic Senior Floating-Rate Fund, a registered closed-end interval fund, Eaton Vance Floating-Rate Fund, a registered open-end fund, Eaton Vance Floating-Rate High Income Fund, a registered open-end fund, and Eaton Vance Senior Income Trust, a registered closed-end fund listed on the New York Stock Exchange, all of which employ investment strategies primarily focused on Senior Loans. As of March 31, 2003, these funds had combined assets of $3.2 billion. See "Additional investment information and restrictions -- Litigation involving Eaton Vance" in the SAI for further information.

Non-Investment Grade Bonds. Mr. Weilheimer is responsible for the day-to-day management of the Fund's Non-Investment Grade Bond strategy. Mr. Weilheimer has been an Eaton Vance portfolio manager since 1996, and is a Vice President of Eaton Vance. Among other portfolios, he currently co-manages Eaton Vance High Income Fund, a registered open-end fund, and Eaton Vance Income Fund of Boston, a registered open-end fund, both of which employ investment strategies primarily focused on Non-Investment Grade Bonds. As of March 31, 2003, these funds had combined assets of $1.8 billion.

The Fund and the Adviser have adopted a Code of Ethics relating to personal securities transactions. The Code permits Adviser personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Code.

Eaton Vance serves as administrator of the Fund but currently receives no compensation for providing administrative services to the Fund. Under an Administration Agreement with the Fund ("Administration Agreement"), Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund's Board. Eaton Vance will furnish to the Fund all office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance's

--------------------------------------------------------------------------------
 26

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings, providing service in connection with any repurchase offers and other administrative services necessary to conduct the Fund's business.

Distributions

The Fund intends to make monthly distributions of net investment income, after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares. The Fund will distribute annually any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over short-term capital loss). Distributions to Shareholders cannot be assured, and the amount of each monthly distribution is likely to vary. Initial distributions to Shareholders are expected to be declared approximately 45 days and paid approximately 60 to 90 days after the completion of this offering depending on market conditions. While there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash dividend or other distribution on its Shares in certain circumstances. See "Description of capital structure."

FEDERAL INCOME TAX MATTERS

The following discussion of federal income tax matters is based on the advice of Kirkpatrick & Lockhart LLP, counsel to the Fund.

The Fund intends to make monthly distributions of net investment income after payment of dividends on any outstanding preferred shares or interest on any outstanding borrowings. The Fund will distribute annually any net short-term capital gain (which are taxable as ordinary income) and any net capital gain. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). Dividends will not qualify for a dividends received deduction generally available to corporate Shareholders.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder's adjusted tax basis in the Shares sold and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain dividends) (10% for individuals in the 10% or 15% tax brackets) or
(iii) 18% for gains on the sale of certain capital assets held more than 5 years (as well as certain capital gain dividends) (8% for individuals in the 10% or 15% tax brackets). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder's risk of loss is diminished as a result of holding one or more other positions in

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (whether through the reinvestment of distributions, which could occur, for example, if the Shareholder is a participant in the Plan (as defined below) or otherwise). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

An investor should be aware that, if Shares are purchased shortly before the record date for any taxable dividend (including a capital gain dividend), the purchase price likely will reflect the value of the dividend and the investor then would receive a taxable distribution likely to reduce the trading value of such Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to "backup" federal income tax withholding at the fourth lowest rate of tax applicable to a single individual (in 2003, 30%).

The foregoing briefly summarizes some of the important federal income tax consequences to Shareholders of investing in Shares, reflects the federal tax law as of the date of this Prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

Dividend reinvestment plan

Pursuant to the Fund's dividend reinvestment plan (the "Plan"), a Shareholder may elect to have all distributions of dividends (including all capital gain dividends) automatically reinvested in Shares. Shareholders may elect to participate in the Plan by completing the dividend reinvestment plan application form. If Shareholders do not participate, such Shareholders will receive all distributions in cash paid by check mailed directly to them by PFPC Inc., as dividend paying agent.

PFPC Inc. (the "Plan Agent") serves as agent for the Shareholders in administering the Plan. Shareholders who elect not to participate in the Plan will receive all distributions of dividends in cash paid by check mailed directly to the Shareholder of record (or if the Shares are held in street or other nominee name, then to the nominee) by PFPC Inc., as disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent prior to any dividend record date.

Shares will be acquired by the Plan Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional previously authorized but unissued Shares from the Fund ("newly issued Shares") or (ii) by purchase of outstanding Shares on the open market ("open-market purchases") on the American Stock Exchange or elsewhere. If on the payment date for the dividend, the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued Shares on behalf of the participants. The number of newly issued Shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per Share on the date the Shares are issued, provided that the maximum discount from the then current market price per Share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per Share is greater than the market value plus estimated brokerage

--------------------------------------------------------------------------------
 28

DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in Shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the dividend payment date, the Plan Agent will have up to 30 days after the dividend payment date to invest the dividend amount in Shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a Share exceeds the net asset value per Share, the average per Share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's Shares, resulting in the acquisition of fewer Shares than if the dividend had been paid in newly issued Shares on the dividend payment date. Therefore, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued Shares.

The Plan Agent maintains all Shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Shareholder proxy will include those Shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for Shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of Shareholders such as banks, brokers or nominees that hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholder's name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of dividends payable either in Shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

Shareholders participating in the Plan may receive benefits not available to Shareholders not participating in the Plan. If the market price (plus commissions) of the Fund's Shares is above their net asset value, participants in the Plan will receive Shares of the Fund at less than they could otherwise purchase them and will have Shares with a cash value greater than the value of any cash distribution they would have received on their Shares. If the market price plus commissions is below the net asset value, participants will receive distributions in Shares with a net asset value greater than the per Share value of any cash distribution they would have received on their Shares. However, there may be insufficient Shares available in the market to make distributions in Shares at prices below the net asset value. Also, since the Fund does not redeem its Shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, upon 30 days' notice to Plan participants, the Fund reserves the right to amend or terminate the Plan. Shareholders will be charged a $5.00 service charge and pay brokerage charges if such Shareholder directs the Plan Agent to sell Shares held in a dividend reinvestment account.

All correspondence concerning the Plan should be directed to the Plan Agent at PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027. Please call 1-800-331-1710 between the hours of 9:00 a.m. and 5:00 p.m. Eastern Standard Time if you have questions regarding the Plan.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Description of capital structure

The Fund is an unincorporated business trust established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 12, 2003 and filed with the Secretary of The Commonwealth on March 13, 2003 (the "Declaration of Trust"). The Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund intends to hold annual meetings of Shareholders in compliance with the requirements of the American Stock Exchange.

SHARES
The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Shares of beneficial interest, $0.01 par value per Share. Each Share represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of Shares will be entitled to the payment of dividends when, as and if declared by the Board. The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of dividends to the holders of Shares. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Shares. The Declaration of Trust provides that Shareholders are not liable for any liabilities of the Fund, requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

While there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash dividend or other distribution on its Shares, unless at the time of such declaration, (i) all accrued dividends on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus redemption premium, if any, together with any accrued and unpaid dividends thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares from a Rating Agency. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund's ability to make distributions on its Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special dividends to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Fund's status as a regulated investment company. See "Investment objectives, policies and risks" and "Distributions and taxes." Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

--------------------------------------------------------------------------------
 30

DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

The Fund has no present intention of offering additional Shares, except as described herein. Other offerings of its Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Shareholders or with the consent of a majority of the Fund's outstanding Shares. The Shares have no preemptive rights.

The Fund generally will not issue Share certificates. However, upon written request to the Fund's transfer agent, a share certificate will be issued for any or all of the full Shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time.

REPURCHASE OF SHARES AND OTHER DISCOUNT MEASURES
Because shares of closed-end management investment companies frequently trade at a discount to their net asset values, the Board has determined that from time to time it may be in the interest of Shareholders for the Fund to take corrective actions. The Board, in consultation with Eaton Vance, will review at least annually the possibility of open market repurchases and/or tender offers for the Shares and will consider such factors as the market price of the Shares, the net asset value of the Shares, the liquidity of the assets of the Fund, effect on the Fund's expenses, whether such transactions would impair the Fund's status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Fund's ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Fund's Shares trading at a price which is equal to or approximates their net asset value. In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.

PREFERRED SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares (the "preferred shares"), having a par value of $0.01 per share, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Shareholders.

Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an "asset coverage" of at least 200%. Asset coverage means the ratio which the value of the total assets of the Fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. If the Fund seeks a rating of the preferred shares, asset coverage requirements, in addition to those set forth in the 1940 Act, may be imposed. The liquidation value of the preferred shares is expected to equal their aggregate original purchase price plus redemption premium, if any, together with any accrued and unpaid dividends thereon (on a cumulative basis), whether or not earned or declared. The terms of the preferred shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Fund's Declaration of Trust) if and when it authorizes the preferred shares. The Fund may issue preferred shares that provide for the periodic redetermination of the dividend rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred shares may also enable the Fund to lengthen such intervals. At times, the dividend rate as redetermined on the Fund's preferred shares may approach or exceed the Fund's return after expenses on the investment of proceeds from the preferred shares and the Fund's leverage structure would result in a lower rate of return to Shareholders than if the Fund were not so structured.

--------------------------------------------------------------------------------

DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

Holders of preferred shares, voting as a class, shall be entitled to elect two of the Fund's Trustees. Under the 1940 Act, if at any time dividends on the preferred shares are unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Fund's Trustees until all dividends in default have been paid or declared and set apart for payment. In addition, if required by the Rating Agency rating the preferred shares or if the Board determines it to be in the best interests of the Shareholders, issuance of the preferred shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the preferred shares may be entitled to elect a majority of the Fund's Board in other circumstances, for example, if one payment on the preferred shares is in arrears.

The Fund currently intends to seek a AAA credit rating for the preferred shares from a Rating Agency. The Fund intends that, as long as preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by such Rating Agency. Although, as of the date hereof, no such Rating Agency has established guidelines relating to the preferred shares, based on previous guidelines established by such Rating Agencies for the securities of other issuers, the Fund anticipates that the guidelines with respect to the preferred shares will establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines which may be imposed in connection with obtaining a rating of the preferred shares, the Fund currently anticipates that such guidelines will include asset coverage requirements which are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the Fund maintain a portion of its assets in short-term, high-quality, fixed-income securities and certain mandatory redemption requirements relating to the preferred shares. No assurance can be given that the guidelines actually imposed with respect to the preferred shares by such Rating Agency will be more or less restrictive than as described in this Prospectus.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board, and could have the effect of depriving Shareholders of an opportunity to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board is divided into three classes, with the term of one class expiring at each annual meeting of Shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that elected such Trustee and are entitled to vote on the matter.

In addition, the Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt

--------------------------------------------------------------------------------
 32

DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

or authorize certain transactions with 5%-or-greater holders of a class of shares and their associates, unless the Board shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of Shareholders generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

CONVERSION TO OPEN-END FUND
The Fund may be converted to an open-end management investment company at any time if approved by the lesser of (i) two-thirds or more of the Fund's then outstanding Shares and preferred shares (if any), each voting separately as a class, or (ii) more than 50% of the then outstanding Shares and preferred shares (if any), voting separately as a class if such conversion is recommended by at least 75% of the Trustees then in office. If approved in the foregoing manner, conversion of the Fund could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. The composition of the Fund's portfolio likely would prohibit the Fund from complying with regulations of the SEC applicable to open-end management investment companies. Accordingly, conversion likely would require significant changes in the Fund's investment policies and liquidation of a substantial portion of its relatively illiquid portfolio. Conversion of the Fund to an open-end management investment company also would require the redemption of any outstanding preferred shares and could require the repayment of borrowings, which would eliminate the leveraged capital structure of the Fund with respect to the Shares. In the event of conversion, the Shares would cease to be listed on the American Stock Exchange or other national securities exchange or market system. The Board believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Fund to an open-end management investment company. Shareholders of an open-end management investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Shares would be sold at net asset value plus a sales load.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Underwriting

The underwriters named below (the "Underwriters"), acting through UBS Warburg LLC, Citigroup Global Markets Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated as lead managers and A.G. Edwards & Sons, Inc., RBC Dain Rauscher Incorporated, Wells Fargo Securities, LLC, H&R Block Financial Advisors, Inc., Fahnestock & Co. Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, McDonald Investments Inc., a KeyCorp Company and Quick & Reilly, Inc. A FleetBoston Financial Company as their representatives (together with the lead managers, the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and Eaton Vance (the "Underwriting Agreement"), to purchase from the Fund the number of Shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such Shares (other than those covered by the over-allotment option described below) if any are purchased.

                        UNDERWRITERS                           NUMBER OF SHARES
-------------------------------------------------------------------------------
UBS Warburg LLC.............................................
Citigroup Global Markets Inc................................
Merrill Lynch, Pierce, Fenner & Smith
             Incorporated...................................
A.G. Edwards & Sons, Inc. ..................................
RBC Dain Rauscher Incorporated..............................
Wells Fargo Securities, LLC.................................
H&R Block Financial Advisors, Inc. .........................
Fahnestock & Co. Inc. ......................................
J.J.B. Hilliard, W.L. Lyons, Inc. ..........................
Janney Montgomery Scott LLC.................................
McDonald Investments Inc., a KeyCorp Company ...............
Quick & Reilly, Inc. A FleetBoston Financial Company .......
                                                                 -----------
     Total..................................................
                                                                 -----------
                                                                 -----------

The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an additional
Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering Underwriting over-allotments incurred in the sale of the Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Shares proportionate to such Underwriter's initial commitment.

The Fund has agreed to pay a commission to the Underwriters in the amount of $0.90 per Share (4.5% of the public offering price per Share). The Representatives have advised the Fund that the Underwriters may pay up to
$          per Share from such commission to selected dealers who sell the
Shares and that such dealers may reallow a concession of up to $     per Share
to certain other dealers who sell Shares. Eaton Vance or an affiliate has agreed to (i) reimburse all organizational costs and (ii) pay all offering costs of the Fund that exceed $0.04 per Share. Investors must pay for any Shares purchased on
or before           , 2003.

Prior to this offering, there has been no public market for the Shares or any other securities of the Fund. Consequently, the offering price for the Shares was determined by negotiation among the Fund and the Representatives. There can be no assurance, however, that the price at which Shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an

--------------------------------------------------------------------------------
 34

UNDERWRITING
--------------------------------------------------------------------------------

active trading market in the Shares will develop and continue after this offering. The minimum investment requirement is 100 Shares ($2,000).

The Fund and Eaton Vance have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

The Fund has agreed not to offer, sell or register with the Securities and Exchange Commission any additional equity securities of the Fund, other than issuances of Shares, including pursuant to the Fund's Plan, and issuances in connection with any preferred shares, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

The Representatives have informed the Fund that the Underwriters do not intend to confirm sale to any accounts over which they exercise discretionary authority.

In connection with this offering, the Underwriters may purchase and sell Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Shares sold in this offering for their account may be reclaimed by the syndicate if such Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the American Stock Exchange or otherwise.

The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with the offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

The Adviser (and not the Fund) has agreed to pay to certain qualifying Underwriters who meet specified sales targets ("Qualifying Underwriters") an annual fee of up to 0.15% of the Fund's average weekly gross assets attributable to Shares sold by such Qualifying Underwriters (including a proportionate share of assets acquired using leverage). Such sales targets may be waived or lowered with respect to any Underwriter in the sole discretion of the Adviser. These fee payments will remain in effect only so long as the Advisory Agreement remains in effect between the Fund and the Adviser or any successor in interest or affiliate of the Adviser, as and to the extent that such Advisory Agreement is renewed periodically in accordance with the 1940 Act. The Adviser will limit the amount of such fee payments such that the total amount of such fee payments and the sales loads paid to these Underwriters will not exceed any sales charge limits (which the Adviser and the Underwriters currently understand to be 9.0%) under the rules of the National Association of Securities Dealers, as then in effect.

As described below under "Shareholder Servicing Agent, custodian and transfer agent," UBS Warburg LLC will provide shareholder services to the Fund pursuant to a Shareholder Servicing Agreement with Eaton Vance. Eaton Vance will pay a fee for such services on an annual basis up to 0.10% of the average weekly gross assets of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shareholder Servicing Agent, custodian and transfer agent

Pursuant to a shareholder servicing agreement ("Shareholder Servicing Agreement") between UBS Warburg LLC (the "Shareholder Servicing Agent") and Eaton Vance, the Shareholder Servicing Agent will (i) undertake to make public information pertaining to the Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including periodic seminars or conference calls, responses to questions from current or prospective shareholders and specific shareholder contact where appropriate);
(ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community; (iii) at the request of Eaton Vance, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of the Fund, and consult with representatives and Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value of their respective shares, (2) the respective market performance of the Fund and such other companies and (3) other relevant performance indicators; and (iv) at the request of Eaton Vance, provide information to and consult with the Board with respect to applicable modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end management investment company, liquidation or merger; provided, however, that under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is not obligated to render any opinions, valuations or recommendations of any kind or to perform any such similar services. For these services, Eaton Vance will pay the Shareholder Servicing Agent a fee computed weekly and payable quarterly equal on an annual basis up to 0.10% of the Fund's average weekly gross assets. Under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is relieved from liability to Eaton Vance for any act or omission in the course of its performances under the Shareholder Servicing Agreement in the absence of gross negligence or willful misconduct by the Shareholder Servicing Agent. The Shareholder Servicing Agreement will continue so long as the Advisory Agreement remains in effect between the Fund and the Adviser or any successor in interest or affiliate of the Adviser, as and to the extent that such Advisory Agreement is renewed periodically in accordance with the 1940 Act.

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116 is the custodian of the Fund and will maintain custody of the securities and cash of the Fund. IBT maintains the Fund's general ledger and computes net asset value per share at least weekly. IBT also attends to details in connection with the sale, exchange, substitution, transfer and other dealings with the Fund's investments and receives and disburses all funds. IBT also assists in preparation of shareholder reports and the electronic filing of such reports with the SEC.

PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027 is the transfer agent and dividend disbursing agent of the Fund.

Legal opinions

Certain legal matters in connection with the Shares will be passed upon for the Fund by Kirkpatrick & Lockhart LLP, Boston, Massachusetts, and for the Underwriters by Skadden, Arps, Meagher & Flom (Illinois), Chicago, Illinois.

--------------------------------------------------------------------------------
 36

--------------------------------------------------------------------------------

Reports to stockholders

The Fund will send to Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Independent auditors

Deloitte & Touche LLP, Boston, Massachusetts, are the independent auditors for the Fund and will audit the Fund's financial statements.

Additional information

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling 1-800-225-6265.

Statements contained in this Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of contents for the Statement of Additional Information

Additional investment information and restrictions..........     2
Trustees and officers.......................................    14
Investment advisory and other services......................    19
Determination of net asset value............................    21
Portfolio trading...........................................    22
Taxes.......................................................    25
Other information...........................................    27
Independent auditors........................................    27
Independent auditors' report................................    28
Financial statements........................................    29
Appendix A: Ratings.........................................    30
Appendix B: Performance related and comparative
  information...............................................    36

--------------------------------------------------------------------------------
 38

                               [EATON VANCE LOGO]

STATEMENT OF ADDITIONAL INFORMATION     SUBJECT TO COMPLETION     APRIL 28, 2003
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
              , 2003

EATON VANCE LIMITED DURATION INCOME FUND

THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MASSACHUSETTS 02109
(800) 225-6265

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
Additional investment information and restrictions..........    2
Trustees and officers.......................................   14
Investment advisory and other services......................   19
Determination of net asset value............................   21
Portfolio trading...........................................   22
Taxes.......................................................   25
Other information...........................................   27
Independent auditors........................................   27
Independent auditors' report................................   28
Financial statements........................................   29
Appendix A: Ratings.........................................   30
Appendix B: Performance related and comparative
  information...............................................   36

     THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE LIMITED DURATION INCOME FUND (THE
"FUND") DATED           , 2003, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS
INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT 1-800-225-6265.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus.

Additional investment information and restrictions

Primary investment strategies are described in the Prospectus. The following is a description of the various investment policies that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. Eaton Vance may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help to achieve the Fund's investment objectives.

MORTGAGE-BACKED SECURITIES

GENERAL
The Fund's investments in mortgage-backed securities may include conventional mortgage pass-through securities, floating rate mortgage-backed securities and certain classes of multiple class CMOs (as described below). Mortgage-backed securities differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association ("GNMA") Certificates and Federal National Mortgage Association ("FNMA") Mortgage-Backed Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called "pass-through" securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., the Fund). The Fund may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other mortgage-backed securities on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates ("PCs") representing undivided interest in FHLMC'S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly "conventional" mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed "pass-through" security held by the Fund, the actual life of any such security is likely to be substantially less than the average final maturities of the mortgage loans underlying the security. This is because

--------------------------------------------------------------------------------
 2

ADDITIONAL INVESTMENT INFORMATION AND RESTRICTIONS
--------------------------------------------------------------------------------

unscheduled early prepayments of principal on the security owned by the Fund will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. The Fund, when the monthly payments (which may include unscheduled prepayments) on such a security are passed through to it, may be able to reinvest them only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, the mortgage-backed "pass-through" security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed "pass-through" securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased by the Fund at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If such a security has been purchased by the Fund at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
The CMO classes in which the Fund may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities. CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage lenders which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Currently, the Adviser will consider privately issued CMOs or other mortgage-backed securities as possible investments for the Fund only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

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RISKS OF CERTAIN MORTGAGE-BACKED AND INDEXED SECURITIES
Although not mortgage-backed securities, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.

SENIOR LOANS

STRUCTURE OF SENIOR LOANS
A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans to corporations and secondarily institutionally traded senior floating rate debt obligations issued by an asset-backed pool, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Fund typically purchases "Assignments" from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Fund also may invest in "Participations." Participations by the Fund in a Loan Investor's portion of a Senior Loan typically will result in the Fund having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Fund may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in

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interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

The Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized rating agency) or determined by the Adviser to be of comparable quality. Securities rated Baa by Moody's have speculative characteristics. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody's are considered by Moody's to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

LOAN COLLATERAL
In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

CERTAIN FEES PAID TO THE FUND
In the process of buying, selling and holding Senior Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When the Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

BORROWER COVENANTS
A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with

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any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower to monitor the Borrower's compliance with covenants may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

ADMINISTRATION OF LOANS
In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Fund has direct recourse against the Borrower, the Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Fund and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

PREPAYMENTS
Senior Loans will usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest

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income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Fund typically is able to reinvest prepayments in other Senior Loans that have similar yields and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

OTHER INFORMATION REGARDING SENIOR LOANS
From time to time the Adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower's use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

The Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans themselves.

If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund's security interest in the loan collateral or subordinate the Fund's rights under the Senior Loan to the interests of the Borrower's unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect the Fund's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund's security interest in loan collateral. If the Fund's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Fund's purchase of a Senior Loan. The Fund may also acquire equity securities or

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debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the Adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund's investment policies.

LITIGATION INVOLVING EATON VANCE
On October 15, 2001, an amended consolidated complaint was filed in the United States District Court for the District of Massachusetts against four Eaton Vance closed-end interval funds (the "Interval Funds"); their Trustees and certain officers of the Interval Funds; Eaton Vance, the Interval Funds' administrator; Boston Management and Research, the Interval Funds' investment adviser; and Eaton Vance Corp., the parent of Eaton Vance and Boston Management and Research. The Complaint, framed as a class action, alleges that for the period between May 25, 1998 and March 5, 2001, the Interval Funds' assets were incorrectly valued and certain matters were not properly disclosed, in violation of the federal securities laws. The Complaint seeks unspecified damages. The named defendants believe that the Complaint is without merit and are vigorously contesting the lawsuit. Eaton Vance believes that the lawsuit is not likely to have a material adverse affect on its ability to render services to the Fund.

REGULATORY CHANGES
To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

CREDIT QUALITY
Many Senior Loans in which the Fund may invest are of below investment grade credit quality. Accordingly, these Senior Loans are subject to similar or identical risks and other characteristics described below in relation to Non-Investment Grade Bonds.

NON-INVESTMENT GRADE BONDS

Investments in Non-Investment Grade Bonds generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. Non-Investment Grade Bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. In addition, analysis of the creditworthiness of issuers of Non-Investment Grade Bonds may be more complex than for issuers of higher quality securities.

Non-Investment Grade Bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in Non-Investment Grade Bond prices because the advent of recession could lessen the ability of an issuer to make principal and interest payments on its debt obligations. If an issuer of Non-Investment Grade Bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of Non-Investment Grade Bonds structured as zero-coupon, step-up or payment-in-kind securities, their market prices will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest currently and in cash. Eaton Vance seeks to reduce these risks through diversification, credit analysis and attention to current developments in both the economy and financial markets.

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The secondary market on which Non-Investment Grade Bonds are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the net asset value of the Shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of Non-Investment Grade Bonds, especially in a thinly traded market. When secondary markets for Non-Investment Grade Bonds are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is no reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling these securities. The Fund will be more dependent on Eaton Vance's research and analysis when investing in Non-Investment Grade Bonds. Eaton Vance seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rate and market conditions.

A general description of the ratings of securities by S&P, Fitch and Moody's is set forth in Appendix A to this Statement of Additional Information. Such ratings represent these rating organizations' opinions as to the quality of the securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating Non-Investment Grade Bonds can involve certain risks. For example, credit ratings evaluate the safety or principal and interest payments, not the market value risk of Non-Investment Grade Bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. Eaton Vance does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.

In the event that a rating agency or Eaton Vance downgrades its assessment of the credit characteristics of a particular issue, the Fund is not required to dispose of such security. In determining whether to retain or sell a downgraded security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. However, analysis of the creditworthiness of issuers of Non-Investment Grade Bonds may be more complex than for issuers of high quality debt securities.

OTHER INVESTMENTS

FIXED INCOME SECURITIES
Fixed income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the

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contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value.

Certain securities may permit the issuer at its option to "call," or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, the Fund also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix A.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

ZERO COUPONS BONDS
Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

INDEXED SECURITIES
The Fund may invest in securities that fluctuate in value with an index. Such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

SHORT SALES
The Fund may utilize short sales for hedging purposes. A short sale is affected by selling a security which the Fund does not own, or, if the Fund does own the security, is not to be delivered upon

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consummation of the sale. The Fund may engage in short sales "against the box"
(i.e., short sales of securities the Fund already owns) for hedging purposes. If the price of the security in the short sale decreases, the Fund will realize a profit to the extent that the short sale price for the security exceeds the market price. If the price of the security increases, the Fund will realize a loss to the extent that the market price exceeds the short sale price. Selling securities short runs the risk of losing an amount greater than the initial investment therein.

Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short-selling exposes the Fund to unlimited risk with respect to that security due to the lack of an upper limit on the price to which an instrument can rise. Although the Fund reserves the right to utilize short sales, the Adviser is under no obligation to utilize shorts at all.

FOREIGN INVESTMENTS
The Fund may invest up to 5% of its total assets in U.S. dollar denominated securities of non-U.S. issuers. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

OPTIONS
Call options may be purchased to provide exposure to increases in the market (e.g., with respect to temporary cash positions) or to hedge against an increase in the price of securities or other investments that the Fund intends to purchase or has sold short. Similarly, put options may be purchased for speculative purposes or to hedge against a decrease in the market generally or in the price of securities or other investments held by the Fund. Buying options may reduce the Fund's returns, but by no more than the amount of the premiums paid for the options.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT INFORMATION AND RESTRICTIONS
--------------------------------------------------------------------------------

The Fund may write covered call options (i.e., where the Fund owns the security or other investment that is subject to the call) to enhance returns when the Adviser perceives that the option premium offered is in excess of the premium that the Adviser would expect to be offered under existing market conditions, or if the exercise price of the option is in excess of the price that the Adviser expects the security or other underlying investment to reach during the life of the option. Writing covered call options may limit the Fund's gain on portfolio investments if the option is exercised because the Fund will have to sell the underlying investments below the current market price. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

SHORT-TERM TRADING

Securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed income securities or changes in the investment objectives of investors.

TEMPORARY INVESTMENTS

The Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. As a matter of fundamental policy the Fund may not:

(1) Borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act");

(2) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (1) above;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

(4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio investment;

(5) Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objectives and policies, (b) entering into repurchase agreements, and (c) lending its portfolio securities;

(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

--------------------------------------------------------------------------------
 12

ADDITIONAL INVESTMENT INFORMATION AND RESTRICTIONS
--------------------------------------------------------------------------------

(7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments; and

(8) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and except securities of other investment companies; or invest more than 25% of its total assets in any single industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The 1940 Act currently requires that the Fund have 300% asset coverage with respect to all borrowings other than temporary borrowings.

For purposes of construing restriction (8), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries.

The Fund has adopted the following nonfundamental investment policy which may be changed by the Board without approval of the Fund's shareholders. As a matter of nonfundamental policy, the Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Upon the Board's approval, the Fund may invest more than 10% of its total assets in one or more other management investment companies (or may invest in affiliated investment companies) to the extent permitted by the 1940 Act and rules thereunder.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the Adviser if the security is not rated by a rating agency) will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

As described in the Prospectus, under normal market circumstances, the Fund expects to maintain a weighted average portfolio credit quality of investment grade. In determining the average credit quality of the Fund, Eaton Vance intends to use a methodology, based structurally on the S&P or Moody's rating system (or both) described in Appendix A to this Statement of Additional Information, which assumes a linear relationship in the credit quality ratings for ratings between C and AAA (Aaa). Securities with a rating below C will not be assigned any value in the calculation of average credit quality. For the purpose of determining the Fund's average credit quality, when a security is rated by more than one nationally recognized statistical rating agency, the Adviser generally will use the highest rating available. Within this general guideline, the Fund may invest in individual securities of any credit quality. The Fund's holdings of Non-Investment Grade Bonds and Senior Loans with lower credit ratings generally will be offset by MBS with very high credit ratings. A "barbell" portfolio of lower rated and higher rated securities may have risk characteristics that differ from fixed income securities with credit ratings equivalent to the portfolio average.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Trustees and officers

The Trustees of the Fund are responsible for the overall management and supervision of the affairs of the Fund. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.

                                                                                    NUMBER OF
                                                                                PORTFOLIOS IN
                                       TERM OF OFFICE                            FUND COMPLEX               OTHER
NAME AND                  POSITION(S)      AND LENGTH  PRINCIPAL OCCUPATION(S)    OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH           WITH THE FUND      OF SERVICE   DURING PAST FIVE YEARS     TRUSTEE(1)                HELD
-----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
  TRUSTEES
Jessica M. Bibliowicz  Trustee(2)      Since 4/8/03    President and Chief           187       None
11/28/59                               Three Years     Executive Officer of
                                                       National Financial
                                                       Partners (financial
                                                       services company)
                                                       (since April 1999).
                                                       President and Chief
                                                       Operating Officer of
                                                       John A. Levin & Co.
                                                       (registered investment
                                                       adviser) (July 1997 to
                                                       April 1999) and a
                                                       Director of Baker,
                                                       Fentress & Company
                                                       which owns John A.
                                                       Levin & Co. (July 1997
                                                       to April 1999). Ms.
                                                       Bibliowicz is an
                                                       interested person
                                                       because of her
                                                       affiliation with a
                                                       brokerage firm.
James B. Hawkes        Trustee(2) and  Since 3/12/03   Chairman, President and       192       None
11/9/41                Vice President  Three Years     Chief Executive Officer
                                                       of BMR, Eaton Vance,
                                                       EVC and EV; Director of
                                                       EV and EVC; Vice
                                                       President and Director
                                                       of EVD. Trustee and/or
                                                       officer of 192
                                                       registered investment
                                                       companies in the Eaton
                                                       Vance Fund Complex. Mr.
                                                       Hawkes is an interested
                                                       person because of his
                                                       positions with BMR,
                                                       Eaton Vance, EVC and
                                                       EV, which are
                                                       affiliates of the Fund.

--------------------------------------------------------------------------------
 14

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                PORTFOLIOS IN
                                       TERM OF OFFICE                            FUND COMPLEX               OTHER
NAME AND                  POSITION(S)      AND LENGTH  PRINCIPAL OCCUPATION(S)    OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH           WITH THE FUND      OF SERVICE   DURING PAST FIVE YEARS     TRUSTEE(1)                HELD
-----------------------------------------------------------------------------------------------------------------
Samuel L. Hayes, III   Trustee(3)      Since 4/8/03    Jacob H. Schiff               192       Director of
2/23/35                                Three Years     Professor of Investment                 Tiffany & Co.
                                                       Banking Emeritus,                       (specialty
                                                       Harvard University                      retailer) and
                                                       Graduate School of                      Telect, Inc.
                                                       Business                                (telecommunication
                                                       Administration.                         services company)
Norton H. Reamer       Trustee(3)      Since 4/8/03    President, Unicorn            192       None
                                       Three Years     Corporation (an
                                                       investment and
                                                       financial advisory
                                                       services company)
                                                       (since September 2000).
                                                       Chairman, Hellman,
                                                       Jordan Management Co.,
                                                       Inc. (an investment
                                                       management company)
                                                       (since November 2000).
                                                       Advisory Director of
                                                       Berkshire Capital
                                                       Corporation (investment
                                                       banking firm) (since
                                                       June 2002). Formerly,
                                                       Chairman of the Board,
                                                       United Asset Management
                                                       Corporation (a holding
                                                       company owning
                                                       institutional
                                                       investment management
                                                       firms) and Chairman,
                                                       President and Director,
                                                       UAM Funds (mutual
                                                       funds).
Lynn A. Stout          Trustee(4)      Since 4/08/03   Professor of Law,             192       None
9/14/57                                Three Years     University of
                                                       California at Los
                                                       Angeles School of Law
                                                       (since July 2001).
                                                       Formerly, Professor of
                                                       Law, Georgetown
                                                       University Law Center.

------------
(1)  Includes both master and feeder funds in master-feeder structure.
(2)  Class I Trustees whose term expires in 2004.
(3)  Class II Trustees whose terms expires in 2005.
(4)  Class III Trustees whose term expires in 2006.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                           TERM OF OFFICE
                            POSITION(S)        AND LENGTH
NAME AND DATE OF BIRTH    WITH THE FUND        OF SERVICE   PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President          Since 3/12/03   Executive Vice President of Eaton Vance,
5/31/58                                                     BMR, EVC and EV; Chief Investment Officer of
                                                            Eaton Vance and BMR and Director of EVC.
                                                            Chief Executive Officer of Belair Capital
                                                            Fund LLC, Belcrest Capital Fund LLC, Belmar
                                                            Capital Fund LLC and Belport Capital Fund
                                                            LLC (private investment companies sponsored
                                                            by Eaton Vance). Officer of 51 registered
                                                            investment companies Managed by Eaton Vance
                                                            or BMR.
James L. O'Connor        Treasurer          Since 3/12/03   Vice President of BMR, Eaton Vance and EVD.
4/1/45                                                      Officer of 113 registered investment
                                                            companies managed by Eaton Vance or BMR.
Scott H. Page            Vice President     Since 3/12/03   Vice President of Eaton Vance and BMR.
11/30/59                                                    Officer of 11 registered investment
                                                            companies managed by Eaton Vance or BMR.
Susan Schiff             Vice President     Since 3/12/03   Vice President of Eaton Vance and BMR.
3/13/61                                                     Officer of 25 registered investment
                                                            companies managed by Eaton Vance or BMR.
Payson F. Swaffield      Vice President     Since 3/12/03   Vice President of Eaton Vance and BMR.
8/13/56                                                     Officer of 11 registered investment
                                                            companies managed by Eaton Vance or BMR.
Michael W. Weilheimer    Vice President     Since 3/12/03   Vice President of Eaton Vance and BMR.
2/11/61                                                     Officer of 8 registered investment companies
                                                            managed by Eaton Vance or BMR.

The Governance Committee of the Board of Trustees of the Fund is comprised of those Trustees who are not "interested persons" of the Fund, as that term is defined under the 1940 Act ("noninterested Trustees"). Ms. Stout currently serves as the Governance Committee's chair. The purpose of the Committee is to undertake a periodic review of, and make recommendations with respect to: (i) the Board's performance; (ii) Trustee compensation; (iii) appointment of new Trustees; (iv) identity, duties and composition of the various Board committees;
(v) development and maintenance of the Board's membership, structure and operations; (vi) policies and procedures adopted or approved by the Board to comply with regulatory requirements that relate to fund governance; and (vii) any other matters related to fund governance.

Messrs. Hayes (Chairman), Reamer and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund, and certain service providers.

Messrs. Hayes (Chairman), Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Fund. The purpose of the Special Committee is to consider, evaluate and make

--------------------------------------------------------------------------------
 16

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund.

As of the date of this SAI, the Committees had not held any meetings.

When considering approval of the investment advisory agreement between the Fund and the investment adviser, the noninterested Trustees considered, among other things, the following:

+  A report comparing the fees and expenses of the Fund;

+  Information on the relevant peer group(s) of funds;

+ The economic outlook and the general investment outlook in the relevant investment markets;

+ Eaton Vance's results and financial condition and the overall organization of the investment adviser;

+  Arrangements regarding the distribution of Fund shares;

+  The procedures used to determine the fair value of the Fund's assets;

+ The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

+ Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

+ The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

+ The quality nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;

+  Investment management staffing;

+ Operating expenses (including transfer agency expenses) to be paid to third parties; and

+  Information to be provided to investors, including Fund's shareholders.

In addition to the factors mentioned above, the noninterested Trustees also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Fund. The noninterested Trustees considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The noninterested Trustees also considered Eaton Vance's profit margins in comparison with available industry data.

The noninterested Trustees did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement. Nor are the items described herein all encompassing of the matters considered by the noninterested Trustees. In assessing the information provided by Eaton Vance and its affiliates, the noninterested Trustees also took into consideration the benefits to shareholders of investing in a fund that is part of large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the noninterested Trustees concluded that the approval of the investment advisory agreement, including the fee structure (described herein) is in the interests of shareholders.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

SHARE OWNERSHIP
The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                            DOLLAR RANGE OF    SECURITIES OWNED IN ALL REGISTERED
                                          EQUITY SECURITIES      FUNDS OVERSEEN BY TRUSTEE IN THE
NAME OF TRUSTEE                           OWNED IN THE FUND              EATON VANCE FUND COMPLEX
-------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
  Jessica M. Bibliowicz.................        None                    $10,001--$50,000
  James B. Hawkes.......................        None                     over $100,000
NONINTERESTED TRUSTEES
  Samuel L. Hayes, III..................        None                     over $100,000
  Norton H. Reamer......................        None                     over $100,000
  Lynn A. Stout.........................        None                    $10,001--$50,000

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
    (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Fund or any of their immediate family members served as an officer.

Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Fund does not have a retirement plan for its Trustees.

The fees and expenses of the noninterested Trustees of the Fund are paid by the Fund. (The Trustees of the Fund who are members of the Eaton Vance organization receive no compensation from the Fund.)

--------------------------------------------------------------------------------
 18

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

During the Fund's fiscal year ending October 31, 2003, it is anticipated that the noninterested Trustees of the Fund will earn the following compensation in their capacities as Trustees. For the year ended December 31, 2002, the noninterested Trustees earned the compensation set forth below in their capacities as Trustees from the funds in the Eaton Vance fund complex(1).

                                               JESSICA M.    SAMUEL L.     NORTON H.   LYNN A.
           SOURCE OF COMPENSATION              BIBLIOWICZ    HAYES, III     REAMER      STOUT
-----------------------------------------------------------------------------------------------
Fund*........................................   $  1,000      $  1,000     $  1,000    $  1,000
Fund Complex.................................   $160,000      $180,000     $160,000    $160,000

------------
 *  Estimated
(1) As of April 1, 2003, the Eaton Vance fund complex consisted of 192 registered investment companies or series thereof.

Investment advisory and other services

Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. They maintain a large staff of experienced fixed-income, senior loan and equity investment professionals to service the needs of their clients. The fixed-income group focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The senior loan group focuses on senior floating rate loans, unsecured loans and other floating rate debt securities such as notes, bonds and asset backed securities. The equity group covers stocks ranging from blue chip to emerging growth companies. Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts.

The Fund will be responsible for all of its costs and expenses not expressly stated to be payable by Eaton Vance under the Advisory Agreement or Administration Agreement. Such costs and expenses to be borne by the Fund include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws, stock exchange listing fees and governmental fees; rating agency fees and preferred share remarketing expenses; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; expenses of conducting repurchase offers for the purpose of repurchasing Fund shares; and investment advisory and administration fees. The Fund will also bear expenses incurred in connection with any litigation in which the Fund is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

The Advisory Agreement with the Adviser continues in effect to April 14, 2005 and from year to year so long as such continuance is approved at least annually
(i) by the vote of a majority of the noninterested Trustees of the Fund or of the Adviser cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund. The Fund's Administration Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Fund's Trustees. Each agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Trustees of the Fund or Eaton Vance, as applicable, or by vote of the majority of the outstanding shares of the Fund. Each agreement will terminate automatically in the

--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund under such agreements on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund for any loss incurred, to the extent not covered by insurance.

Eaton Vance is a business trust organized under Massachusetts law. EV serves as trustee of Eaton Vance. Eaton Vance and EV are subsidiaries of EVC, a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G. L. Cabot, Thomas E. Faust Jr., Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a voting trust, the voting trustees of which are Messrs. James B. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson
F. Swaffield, Michael W. Weilheimer and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The voting trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said voting trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Trustees and Officers", all of the officers of the Fund (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

CODE OF ETHICS
The Adviser and the Fund have adopted a Code of Ethics governing personal securities transactions. Under the Code, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to certain pre-clearance and reporting requirements and other procedures.

The Code can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:/www.sec.gov); or, upon payment of copying fees, by writing the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

INVESTMENT ADVISORY SERVICES
Under the general supervision of the Fund's Board of Trustees, Eaton Vance will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Eaton Vance will furnish to the Fund investment advice and provide related office facilities and personnel for servicing the investments of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render investment services to the Fund, and will also compensate all other Eaton Vance personnel who provide research and investment services to the Fund.

ADMINISTRATIVE SERVICES
Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund's Board of Trustees. Eaton Vance will furnish to the Fund all office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance

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 20

INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

organization and who render executive and administrative services to the Fund, and will also compensate all other Eaton Vance personnel who perform management and administrative services for the Fund. Eaton Vance's administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Trustees and shareholders' meetings, providing services in connection with quarterly repurchase offers and other administrative services necessary to conduct the Fund's business.

Determination of net asset value

The net asset value per Share of the Fund is determined no less frequently than weekly, generally on the last day of the week that the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per Share is determined by IBT, in the manner authorized by the Trustees of the Fund. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities by the number of shares outstanding.

The Adviser uses an independent pricing service to value most loans, mortgage-backed securities (other than seasoned mortgage-backed securities) and other debt securities at their market value. Seasoned mortgage-backed securities are valued through the use of an independent matrix pricing system which takes into account bond prices, yield differentials, anticipated prepayment and interest rates provided by dealers. The Adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.

The Trustees have approved and monitor the procedures under which Senior Loans are valued. The Adviser and the Valuation Committee may implement new pricing methodologies or expand mark-to-market valuation of Senior Loans in the future, which may result in a change in the Fund's net asset value per share. The Fund's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for Senior Loans. In determining the fair value of a Senior Loan, the Adviser will consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is reviewed and approved by the Adviser's Valuation Committee and the Fund's Trustees.

Non-loan holdings (other than debt securities, including short term obligations) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional

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                                                                              21

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation.

Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Mortgage-backed "pass-through" securities are valued through use of an independent matrix pricing system applied by the Adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Fund's Trustees.

Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation).

Portfolio trading

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the Adviser. The Adviser is also responsible for the execution of transactions for all other accounts managed by it. The Adviser places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the Adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

The Fund will acquire Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions. In selecting financial institutions from which Senior Loans may be acquired, the Adviser will consider, among other factors,

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 22

PORTFOLIO TRADING
--------------------------------------------------------------------------------

the financial strength, professional ability, level of service and research capability of the institution. While these financial institutions are generally not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with their sale by the Fund.

Other fixed income obligations which may be purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers or banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuers of such obligations. The Fund may also purchase fixed income and other securities from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown.

Although spreads or commissions paid on portfolio security transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Adviser's clients in part for providing brokerage and research services to the Adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser receives Research Services from many broker-dealer firms with which the Adviser places the Fund's transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities market, recommendations as to

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                                                                              23

PORTFOLIO TRADING
--------------------------------------------------------------------------------

the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Fund and the Adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the Adviser in connection with its investment responsibilities. The investment companies sponsored by the Adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the Adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the Adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by the Adviser. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. ("NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

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 24

PORTFOLIO TRADING
--------------------------------------------------------------------------------

Taxes

The following discussion of federal income tax matters is based on the advice of Kirkpatrick & Lockhart LLP, counsel to the Fund. The Fund intends to elect to be treated and to qualify each year as a RIC under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (which is the excess of its realized net long-term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, plus 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in The Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities.

Any recognized gain or income attributable to market discount on long-term debt obligations (i.e., obligations with a term of more than one year except to the extent of a portion of the discount attributable to original issue discount) purchased by the Fund is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

The Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities

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                                                                              25

TAXES
--------------------------------------------------------------------------------

held by the Fund, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund may be required to limit its activities in options and futures contracts in order to enable it to maintain its RIC status.

Any loss realized upon the sale or exchange of Fund shares with a holding period of 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquires other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, Shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the gross proceeds of sales of shares, at a rate of up to 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a Shareholder may be refunded or credited against such Shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

If the Fund issues preferred shares, the Fund will designate dividends made to holders of shares and to holders of those preferred shares in accordance with each class's proportionate share of each item of Fund income (such as net capital gains and other taxable income).

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 26

TAXES
--------------------------------------------------------------------------------

STATE AND LOCAL TAXES
Shareholders should consult their own tax advisers as the state or local tax consequences of investing in the Fund.

Other information

The Fund is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations. The Fund has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Fund is remote.

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

The Declaration of Trust provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Fund's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that the Trustees of the Fund shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of any such Trustee or Trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares.

The Fund's Prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

Independent auditors

Deloitte & Touche LLP, Boston, Massachusetts are the independent auditors for the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

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                                                                              27

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholder of
Eaton Vance Limited Duration Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton
Vance Limited Duration Income Fund (the "Fund") as of                , 2003 and
the related statement of operations for the period from March 12, 2003 (date of
organization) through                , 2003. These financial statements are the
responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in
all material respects, the financial position of fund as of                ,
2003, and the result of its operations for the period from March 12, 2003 (date
of organization) through                , 2003 in conformity with accounting
principles generally accepted in the United States of America.

Boston, Massachusetts
               , 2003

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 28

[INSERT FINANCIAL STATEMENTS]

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                                                                              29

                                                                      APPENDIX A
--------------------------------------------------------------------------------

Description of securities ratings+
Moody's Investors Service, Inc.

LONG-TERM DEBT SECURITIES RATINGS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

---------------

+ The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Fund's fiscal year end.

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 30

DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM DEBT SECURITIES RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE
AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
 32

DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

COMMERCIAL PAPER RATING DEFINITIONS
A S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

L: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR:  Indicates that Fitch does not rate the specific issue.

--------------------------------------------------------------------------------
 34

DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the 'F-1+' and 'F-1' categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                * * * * * * * *

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Fund is dependent on the Adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

--------------------------------------------------------------------------------

                                                                      APPENDIX B
--------------------------------------------------------------------------------

Performance related & comparative information

--------------------------------------------------------------------------------

                 PERFORMANCE RELATED & COMPARATIVE INFORMATION

[EATON VANCE LOGO]

EATON VANCE LIMITED DURATION INCOME FUND (EVV)*                [PHOTO OF STAIRS]
---------------------------------------------

* Application with American Stock Exchange pending

     - Limited Duration for Reduced Interest Rate Sensitivity

     - Seeks Attractive Current Income

     - Portfolio Credit Quality Averages Investment Grade (Initially expected to be above BBB-/Baa3)

     - Professional Management by One of the Nation's Leading Fixed-Income Managers

                                          Initial Public Offering
                                          May 2003

--------------------------------------------------------------------------------

                                  EATON VANCE
                          LIMITED DURATION INCOME FUND

With interest rates on U.S. Treasuries recently at 40-year lows, many investors are increasingly concerned about the possibility of rising rates associated with economic recovery. In the current environment, it may be prudent for investors to shorten the duration of their portfolios to reduce exposure to future changes in interest rates.

A NEW INVESTMENT OPPORTUNITY

Eaton Vance Limited Duration Income Fund offers a unique response to the challenge of generating attractive income, while limiting interest rate risk.

In addition to providing the opportunity to realize HIGH CURRENT INCOME, the asset classes in which the Fund invests have the advantage of exhibiting LESS SENSITIVITY TO INTEREST RATES than many other fixed-income investments.

All with a weighted average portfolio credit quality of INVESTMENT GRADE.

INVESTMENT OBJECTIVES

The Fund is a newly organized, diversified closed-end management investment company that seeks to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing its assets primarily in:

     - senior, secured floating-rate loans ("Senior Loans")

     - mortgage-backed securities ("MBS")

     - corporate bonds that are of below "investment grade" quality, commonly known as "junk bonds" ("Non-Investment Grade Bonds")

                               [PICTURE OF CITY]

INVESTMENT APPROACH

     - Under normal market conditions, Eaton Vance Management (the "Adviser") expects the Fund to maintain a duration of between two and four years.*

      -- Initially, the Fund is expected to have a duration of approximately three years.*

     - The Fund will allocate its assets among its three principal investment categories. Under normal market conditions, the Fund will invest at least 25% of its total assets in each principal investment category.

     - Under normal market conditions, the Fund expects to maintain a weighted average portfolio credit quality of investment grade (at least BBB- as determined by Standard & Poor's Ratings Group (S&P) or Fitch Ratings (Fitch), Baa3 as determined by Moody's Investors Service, Inc. (Moody's) or, if unrated, deemed to be of comparable quality by the Adviser). Although the Fund's investments in MBS will be of high credit quality, the remaining portion of the Fund's portfolio invested in Senior Loans and Non-Investment Grade Bonds is expected to be of below investment grade quality.

---------------

* Duration is calculated to include the effect of anticipated leverage.

--------------------------------------------------------------------------------

ADVANTAGES OF A PROFESSIONALLY MANAGED INCOME FUND

Beyond providing ready access to a broad market of securities, professionally managed funds, such as Eaton Vance Limited Duration Income Fund, offer investors attractive advantages over direct ownership of individual income securities, including monthly distributions, diversification among issuers and daily liquidity.

Perhaps most important are the advantages of active management by dedicated specialists who concentrate on seeking opportunities in the Senior Loan, MBS and Non-Investment Grade Bond markets.

INVESTORS SHOULD BE AWARE THAT INDIVIDUAL FIXED INCOME SECURITIES, WHEN HELD TO MATURITY, OFFER BOTH A FIXED PRINCIPAL VALUE AND RATE OF RETURN. THE FUND DOES NOT OFFER A FIXED-RATE OF RETURN AND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SHARES OF EATON VANCE LIMITED DURATION INCOME FUND ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

INVESTMENT IN THE FUND INVOLVES A NUMBER OF RISKS, INCLUDING THE RISK OF LEVERAGE, TRADING DISCOUNT AND DEFAULT. THE FUND MAY DIFFER FROM OTHER INVESTMENT COMPANIES IN TERMS OF CREDIT RISK, LIQUIDITY, CHANGES AND EXPENSES, AND OTHER IMPORTANT ISSUES. SEE RISKS.

                               [PICTURE OF BONDS]

--------------------------------------------------------------------------------

                           WHY INVEST IN EATON VANCE
                       LIMITED DURATION INCOME FUND NOW?

1 LIMITED DURATION MAY REDUCE INTEREST RATE SENSITIVITY

Duration is a measure of the price volatility of a debt instrument as a result of changes in interest rates, based on the weighted average timing of the instrument's expected principal and interest payments. It can be a more useful tool than maturity, which is simply the amount of time remaining until that debt instrument matures and the issuer is obligated to repay principal. In general, a portfolio of securities with a longer duration may be expected to be more sensitive to interest rate fluctuations than a portfolio with a shorter duration.

Consider this example . . .

               APPROXIMATE CHANGE IN FIXED-INCOME SECURITY PRICE

DURATION                                                    RATES FALL 1%   RATES RISE 1%
--------                                                    -------------   -------------
3 Years...................................................        +3%             -3%
10 Years..................................................       +10%            -10%

THIS EXAMPLE IS INTENDED TO SHOW THE APPROXIMATE EFFECT OF A CHANGE IN GENERAL INTEREST RATES ON THE PRICE OF A HYPOTHETICAL FIXED-INCOME SECURITY. SIGNIFICANT ASSUMPTIONS INCLUDE THAT INTEREST RATES MOVE IN PARALLEL ACROSS ALL MATURITIES, THE CREDIT STANDING AND LIKELIHOOD OF PREPAYMENT OF THE HYPOTHETICAL BOND ARE UNCHANGED, AND SUFFICIENT BUYERS AND SELLERS ARE AVAILABLE FOR THE SECURITY TO BE EFFICIENTLY PRICED. FOR A PARTICULAR FIXED-INCOME SECURITY, THE RELATIONSHIP BETWEEN DURATION AND INTEREST RATE-RELATED PRICE CHANGE MAY DIFFER FROM THE EXAMPLE DUE TO CALL FEATURES, CREDIT CONSIDERATIONS OR OTHER FACTORS. BECAUSE A FIXED-INCOME SECURITY'S DURATION WILL CHANGE OVER TIME, SO TOO WILL ITS PRICE SENSITIVITY TO CHANGES IN INTEREST RATES.

With its unique combination of three asset classes and an anticipated average duration of between two and four years (including the effect of anticipated leverage), the Fund's exposure to loss of value due to interest rate increases is expected to be less than that of longer duration portfolios. Because market rates of interest are currently near historical lows, the risk of rising interest rates may be greater than normal.

2 AVERAGE INVESTMENT GRADE PORTFOLIO QUALITY

Under normal market conditions, the Fund expects to maintain a weighted average portfolio credit quality of INVESTMENT GRADE -- at least BBB- as determined by S&P or Fitch; Baa3 as determined by Moody's; or, if unrated, deemed to be of comparable quality by the Adviser.

In determining the weighted average credit quality of the Fund's portfolio, the Fund's holdings of Non-Investment Grade Bonds and Senior Loans of below investment grade credit quality will be averaged with its holdings of MBS, which are considered to be high in credit quality.*

Although the Adviser considers ratings when making investment decisions, it performs its own analysis of securities and does not rely primarily on the evaluations of rating agencies.

---------------

* A "barbell" portfolio of lower-rated and higher-rated securities may have risk characteristics that differ from fixed-income securities with credit ratings equivalent to the portfolio average. The Fund's credit policies apply only at the time a security is purchased.

--------------------------------------------------------------------------------

3 OPPORTUNITY FOR ATTRACTIVE INCOME

Investors searching for current income may find the Fund's mix of income-oriented securities compelling. Blending three income asset groups -- Senior Loans, MBS and Non-Investment Grade Bonds -- in concert with the ability to use leverage offers the opportunity for higher current income with less sensitivity to interest rate risk than longer duration portfolios, and less exposure to credit risk than portfolios with lower average quality ratings.

--------------------------------------------------------------------------------

                    COMBINING 3 COMPLEMENTARY INCOME ASSETS

1 SENIOR LOANS

Senior Loans are made by banks and other financial institutions to large corporate customers to finance

     - leveraged buyouts

     - recapitalizations

     - mergers

     - acquisitions

     - stock repurchases

     - refinancings

     - internal growth

     - other corporate purposes

Usually, they have the highest priority of claims on a borrower's cash flow and typically have certain of the borrower's assets pledged as collateral.

Loan rates reset regularly to maintain a fixed spread over widely accepted base rates, such as the London-Interbank Offered Rate (LIBOR) or prime rate offered by one or more U.S. banks; thus, their value is generally less affected by interest rate changes than other fixed-income investments.

Compared with other asset classes, Senior Loans, as measured by the Credit Suisse First Boston Leveraged Loan Index, have historically had . . .

     - Higher Risk-Adjusted Returns

     - Less Volatility

     - Low Correlation to Other Asset Classes

                                  [LINE GRAPH]

GRAPH SOURCE: STANDARD & POOR'S MICROPAL. FOR ILLUSTRATIVE PURPOSES ONLY. CSFB LEVERAGED LOAN INDEX IS AN INDEX OF TRADABLE, SENIOR, SECURED U.S. DOLLAR-DENOMINATED LEVERAGED LOANS. MERRILL LYNCH US HIGH YIELD MASTER II INDEX TRACKS THE PERFORMANCE OF BELOW INVESTMENT GRADE U.S. DOLLAR-DENOMINATED CORPORATE BONDS. S&P 500 COMPOSITE INDEX IS COMMONLY USED AS A MEASURE OF U.S. STOCK MARKET PERFORMANCE. CDS OFFER A FIXED RATE OF RETURN WHEN HELD TO MATURITY AND ARE GENERALLY INSURED UP TO CERTAIN LIMITS BY FEDERAL AND STATE AGENCIES. LEHMAN LONG-TERM GOVERNMENT INDEX INCLUDES THE TREASURY AND AGENCY BOND INDICES. LEHMAN GOVERNMENT/CREDIT BOND INDEX INCLUDES THE GOVERNMENT AND CORPORATE BOND INDICES, INCLUDING U.S. GOVERNMENT TREASURY AND AGENCY SECURITIES AND CORPORATE AND YANKEE BONDS. RUSSELL 2000 INDEX IS A POPULAR MEASURE OF THE STOCK PRICE PERFORMANCE OF SMALL COMPANIES. THESE INDICES ARE UNMANAGED. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. UNLIKE THE FUND, INDICES CARRY NO MANAGEMENT FEES, ACCOUNT CHARGES OR OTHER EXPENSES. THE FUND WILL NOT SEEK TO MATCH THE COMPOSITION OF PERFORMANCE OF ANY SUCH INDICES. U.S. TREASURY BONDS GUARANTEE PRINCIPAL AND INTEREST WHEN HELD TO MATURITY. PERFORMANCE OF AN INDEX SHOULD NOT BE VIEWED AS INDICATIVE OF THAT OF THE FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. STANDARD DEVIATION IS A MEASURE OF VOLATILITY OR VARIABILITY IN EXPECTED RETURN. AS SUCH, IT IS A MEASURE OF RISK; HIGHER NUMBERS INDICATE HIGHER HISTORICAL VOLATILITY.

2 SEASONED MORTGAGE-BACKED SECURITIES

The Adviser currently expects to invest primarily in "seasoned" MBS. What are "seasoned" MBS? What are their advantages?

     - "Seasoned" MBS include mortgages that have been outstanding for at least 10 years, with a history of refinancing opportunities

     - shorter weighted average maturity than unseasoned (generic) MBS

--------------------------------------------------------------------------------

     - historically more stable duration than other MBS

     - because underlying mortgages have been held by homeowners through several interest rate cycles, they are less likely to be

     - because unanticipated prepayments must usually be invested at lower rates, seasoned MBS offer greater predictability of cash flows

     - high credit rating or, if unrated, deemed to be of comparable quality by the Adviser

MORTGAGE-BACKED SECURITIES (MBS) REPRESENT PARTICIPATION INTERESTS IN POOLS OF FIXED-RATE AND ADJUSTABLE-RATE MORTGAGE LOANS. UNLIKE CONVENTIONAL DEBT OBLIGATIONS, MBS PROVIDE MONTHLY PAYMENTS DERIVED FROM THE MONTHLY INTEREST AND PRINCIPAL PAYMENTS (INCLUDING PREPAYMENTS) MADE BY THE INDIVIDUAL BORROWERS ON THE POOLED MORTGAGE LOANS. WHILE THE ADVISER EXPECTS TO FOCUS ON SEASONED MBS, IT MAY DISCONTINUE THAT PRACTICE AT ANY TIME.

3 NON-INVESTMENT GRADE BONDS

Non-Investment Grade Bonds are issued by companies with lower credit ratings, and, therefore, generally provide greater income and increased opportunity for capital appreciation than other fixed-income alternatives to compensate for the higher risks involved.

     - Less sensitivity to interest rates- unlikely to be as impacted as high-grade bonds should rates climb

     ACTUAL RESULTS FOR INDIVIDUAL ISSUERS MAY VARY.

     - Positives for this market would include --

      -- stabilizing economy

      -- improving corporate earnings

      -- fewer downgrades and defaults

     - Historically attractive spreads between Non-Investment Grade Bonds and 10-year U.S. Treasuries -- 8.25% as of 3/31/03 -- mean Non-Investment Grade Bonds may be inexpensive

SOURCE: CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX, A BROAD-BASED, UNMANAGED INDEX AT HIGH-YIELD CORPORATE BONDS.

                                    [GRAPH]

SOURCE: CITIGROUP GLOBAL MARKETS. NON-INVESTMENT GRADE BONDS ARE REPRESENTED BY THE SALOMON HIGH YIELD BOND INDEX. TREASURY YIELDS ARE REPRESENTED BY THE SALOMON 10-YEAR TREASURY BENCHMARK INDEX. FOR ILLUSTRATIVE PURPOSES ONLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. U.S. TREASURY BONDS GUARANTEE PRINCIPAL AND INTEREST WHEN HELD TO MATURITY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. UNLIKE THE FUND, INDICES CARRY NO MANAGEMENT FEES, ACCOUNT CHARGES OR OTHER EXPENSES. THE FUND WILL NOT SEEK TO MATCH THE COMPOSITION OR PERFORMANCE OF ANY SUCH INDICES. PERFORMANCE OF AN INDEX SHOULD NOT BE VIEWED AS INDICATIVE OF THAT OF THE FUND.

--------------------------------------------------------------------------------

                              THE EATON VANCE TEAM

                                 FUND PRESIDENT

     - THOMAS E. FAUST JR., CFA
      EXECUTIVE VICE PRESIDENT CHIEF INVESTMENT OFFICER

                           INVESTMENT MANAGEMENT TEAM

     - MICHAEL WEILHEIMER, CFA
      VICE PRESIDENT PORTFOLIO MANAGER
      15 YEARS OF EXPERIENCE IN NON-INVESTMENT GRADE BONDS

     - SCOTT PAGE, CFA
      VICE PRESIDENT PORTFOLIO MANAGER
      20 YEARS OF EXPERIENCE ANALYZING AND MANAGING SENIOR LOANS

     - PAYSON SWAFFIELD, CFA
      VICE PRESIDENT PORTFOLIO MANAGER
      23 YEARS OF EXPERIENCE ANALYZING AND MANAGING SENIOR LOANS

     - SUSAN SCHIFF, CFA
      VICE PRESIDENT PORTFOLIO MANAGER
      18 YEARS OF EXPERIENCE MANAGING MORTGAGE-BACKED SECURITIES

LEADING INVESTMENT ADVISER

Eaton Vance Management, a subsidiary of Eaton Vance Corp., is the Fund's investment adviser. Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. Eaton Vance and its affiliates currently have over $55 billion* in assets under management.

                                [PHOTO OF 2 MEN]

Eaton Vance offers a wealth of investment management experience in each asset class in which the Fund invests, having a strong team of portfolio managers, research analysts and traders devoted to analyzing Senior Loans, MBS and Non-Investment Grade Bonds. The firm emphasizes research, continuing security analysis and attention to current economic/financial developments and trends.

Eaton Vance is a recognized leader in Senior Loans, having entered the bank-loan fund market in 1989 and currently managing over $7 billion in Senior Loans.* The firm also offers expertise in the MBS market dating to 1984, and manages approximately $2 billion in MBS assets.* In the Non-Investment Grade Bond arena, Eaton Vance has over 20 years' experience and manages nearly $3 billion.* The Fund's management team includes over 20 investment professionals currently responsible for managing approximately $12 billion in Senior Loans, MBS and Non-Investment Grade Bonds.*

HIGHER INCOME POTENTIAL

The Fund expects to utilize financial leverage by issuing highly rated preferred shares and/or through borrowings.

Initially the Fund intends to utilize financial leverage of up to approximately 34% of its total assets (including the amount obtained through leverage). The Fund generally will not use leverage if it anticipates that it would result in a lower return to Shareholders.

---------------

* As of 3/31/03

--------------------------------------------------------------------------------

The Fund anticipates that the costs of financial leverage will normally vary with changes in short-term interest rates. In an environment of rising short-term interest rates, the Fund's investments in floating-rate Senior Loans should help offset the impact of higher financing costs.

See Risks.

                         THE CLOSED-END FUND ADVANTAGE

Closed-end funds have greater flexibility than open-end funds to remain more fully invested and make greater use of financial leverage by issuing preferred shares and/or through borrowings and investing the proceeds at generally higher rates. This enables closed-end funds, like Eaton Vance Limited Duration Income Fund, to offer investors enhanced income potential over other income investments. In addition, the Fund's closed-end structure protects the Fund from the continuous inflow and outflow of assets that can complicate portfolio management. Although the Fund's leveraged capital structure offers the opportunity for increased income, it also involves risks.

                              [PHOTO STREET SCENE]

See Risks.

AMERICAN STOCK EXCHANGE LISTING

To provide daily liquidity, the Fund has applied for listing of its shares on the AMEX. (See proposed symbol on the front cover.) The shares of closed-end funds frequently trade at a discount to net asset value. This risk may be greater for investors selling their shares shortly after completion of the public offering.

See Risks.

--------------------------------------------------------------------------------

                                     RISKS

Before investing, consult your investment representative about how the Fund differs from other investment companies regarding credit risk, liquidity, charges and expenses, and other issues of importance. Please read the Prospectus carefully, especially Investment objectives, policies and risks.

No Operating History -- The Fund is a closed-end investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

Income Risk -- The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, investors' income from the Fund over time could drop as well if the Fund purchases securities with lower interest coupons. This risk could be magnified when prevailing short-term interest rates increase and the Fund is utilizing leverage, although this risk is mitigated by the Fund's investment in Senior Loans.

Credit Risk -- Credit risk is the risk that one or more debt obligations in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the obligation experiences a decline in its financial status. Credit risk involves two types: delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed collateral or the Fund's inherent right to forgive principal or modify a debt instrument. For MBS, factors contributing to these risks include the effects of general and local economic conditions on home values, the financial conditions of homeowners, and other market factors. This risk is mitigated by a U.S. government agency's or instrumentality's guarantee of the underlying debt obligation.

Prepayment Risk -- During periods of declining interest rates or for other purposes, the borrowers may exercise their option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Non-Investment Grade Bonds frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price only if certain prescribed conditions are met ("call protection"). An issuer may redeem a Non-Investment Grade Bond if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Senior Loans and MBS typically have no such call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.

Issuer Risk -- The value of corporate income-producing securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Mortgage-Backed Securities Risk -- The value of Fund shares may be adversely affected by fluctuations in interest rates and the prepayment of the mortgage loans underlying the MBS held by the Fund. Mortgage loans are most likely to be prepaid in a declining interest rate environment. Prepayment may reduce the Fund's coupon distributions because the proceeds of a prepayment may be invested in lower yielding securities. The Adviser has historically attempted to minimize prepayment risk by acquiring MBS with seasoned underlying mortgage loans that have had a history of refinancing opportunities. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS, which in turn would lengthen the duration of the Fund's portfolio. This possibility is often referred to as extension risk. Extending the average life of an MBS increases the risk of depreciation due to future increases in market interest rates. The value of Fund Shares can also be adversely affected by the existence of premiums on the price of MBS it acquires. Certain government agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), provide a guarantee as to timely payment of principal and interest for MBS each entity issues, backs or otherwise guarantees. Guarantees may or may not be backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------

Senior Loans Risk -- The risks associated with Senior Loans are similar to the risks of Non-Investment Grade Bonds, although Senior Loans are typically senior and secured in contrast to Non-Investment Grade Bonds, which are often subordinated and unsecured. Senior Loans' higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest rates are adjusted for changes in short-term interest rates, Senior Loans generally have less interest rate risk than Non-Investment Grade Bonds, which are typically fixed rate. The Fund's investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted. Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments are substantially less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans.

Non-Investment Grade Bonds Risk -- The Fund's investments in Non-Investment Grade Bonds are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, Non-Investment Grade Bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of Non-Investment Grade Bonds are more likely to default on their payments of interest and principal owed to the Fund, and such defaults will reduce the Fund's net asset value and income distributions. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer's revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

Derivatives -- Derivative transactions (such as futures contracts and options thereon, options, swaps and short sales) subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Effects of Leverage -- There can be no assurance that a leveraging strategy will be utilized by the Fund or that, if utilized, it will be successful during any period in which it is employed. The Fund intends to use leverage to provide the holders of Shares with a potentially higher return. Leverage creates risks for Shareholders, including the likelihood of greater volatility of net asset value and market price of the Shares and the risk that fluctuations in dividend rates on any preferred shares may affect the return to Shareholders. To the extent the income derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund's distributions will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such proceeds is not sufficient to cover the cost of leverage, the proceeds to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, Eaton Vance in its best judgment may nevertheless

--------------------------------------------------------------------------------
determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or borrowing program will be borne by Shareholders and consequently will result in a reduction of the net asset value of Shares.

The fee paid to Eaton Vance will be calculated on the basis of the Fund's gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees will be higher when leverage is utilized.

The Fund currently intends to seek a AAA grade rating on any preferred shares from a Rating Agency. The Fund may be subject to investment restrictions of the Rating Agency as a result. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended. It is not anticipated that these covenants or guidelines will impede Eaton Vance in managing the Fund's portfolio in accordance with its investment objective and policies.

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Fund's use of derivative instruments exposes the Fund to special risks.

Interest Rate Risk -- The value of Fund shares will usually change in response to interest rate fluctuations. When interest rates decline, the value of fixed-rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed-rate portfolio securities can be expected to decline. Because market interest rates are currently near their lowest levels in many years, there is a greater than normal risk that the Fund's portfolio will decline in value due to rising interest rates. Fluctuations in the value of fixed-rate securities will not affect interest income on existing securities but will be reflected in the Fund's net asset value. Fixed-rate securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. Because the Fund will normally have a dollar-weighted average duration of between two and four years (including the effects of anticipated leverage), the Shares' net asset value and market price per Share will tend to fluctuate more in response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-term debt securities. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund's exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful. The Fund is intended to have a relatively low level of interest rate risk.

Liquidity Risk -- The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the debt securities, thereby adversely affecting the Fund's net asset value and ability to make dividend distributions.

Reinvestment Risk -- Income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations into lower yielding instruments. A decline in income could affect the Shares' distribution rate and their overall return.

Inflation Risk -- Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of preferred shares would likely increase, which would tend to further reduce returns to Shareholders. This risk is mitigated to some degree by the Fund's investments in Senior Loans.

Market Price of Shares -- The shares of closed-end investment companies often trade at a discount from their net asset value, and the Fund's Shares may likewise trade at a discount from net asset value.

--------------------------------------------------------------------------------

The trading price of the Fund's Shares may be less than the public offering price. This risk may be greater for investors who sell their Shares in a relatively short period after completion of the public offering.

Management Risk -- The Fund is subject to management risk because it is an actively managed portfolio. Eaton Vance and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Disruption -- The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The Fund cannot predict the effects of similar events in the future on the U.S. economy. These terrorist attacks and related events, including the war in Iraq, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Shares. In particular, Non-Investment Grade Bonds and Senior Loans tend to be more volatile than higher rated fixed income securities so that these events and any actions resulting from them may have a greater impact on the prices and volatility on Non-Investment Grade Bonds and Senior Loans than on higher rated fixed income securities.

Anti-Takeover Provisions -- The Fund's Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board.

The information contained herein and in the preliminary prospectus is incomplete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not soliciting offers to buy these securities in any state where the offer or sale is not permitted. This is not an offering, which may only be made by a final prospectus. The final prospectus for the Fund should be read carefully before you invest or send money. The Fund involves a number of risks, including the risk of leverage, trading discount and default. The Fund may differ from other investment companies in terms of credit risk, liquidity, charges and expenses, and other important issues.

Consult the preliminary prospectus for Eaton Vance Limited Duration Income Fund for more complete information, including risk considerations, charges and expenses. A preliminary prospectus is available on request from your financial advisor, or you may obtain a copy from the Fund by calling 1-800-225-6265.

 (C)2003 Eaton Vance - The Eaton Vance Building - 255 State Street - Boston, MA
                           02109 - www.eatonvance.com
1721-4/03                       UBS Warburg LLC                         CE-LDICB

--------------------------------------------------------------------------------

                    EATON VANCE LIMITED DURATION INCOME FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                                          , 2003

                             ---------------------

                      INVESTMENT ADVISER AND ADMINISTRATOR
                             Eaton Vance Management
                                255 State Street
                                Boston, MA 02109

                                   CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                   PFPC INC.
                                 P.O. Box 43027
                           Providence, RI 02940-3027
                                 (800) 331-1710

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                              200 Berkeley Street
                                Boston, MA 02116

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(1)      FINANCIAL STATEMENTS:

         Included in Part A:

         Not applicable.

         Included in Part B:

         Not applicable.

(2)      EXHIBITS:

         (a) Agreement and Declaration of Trust dated March 12, 2003 is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-2 (File Nos. 333-103901 and 811-21323) as to the Registrant's common shares of beneficial interest ("Common Shares") filed with the Securities and Exchange Commission (the "Commission") on March 18, 2003 (Accession No. 0000898432-03-000308) ("Initial Common Shares Registration Statement").

         (b) By-Laws are incorporated herein by reference to the Registrant's Initial Common Shares Registration Statement.

         (c)      Not applicable.

         (d) Form of Specimen Certificate for Common Shares of Beneficial Interest filed herewith.

         (e)      Dividend Reinvestment Plan filed herewith.

         (f)      Not applicable.

         (g) (1) Investment Advisory Agreement dated April 14, 2003 filed herewith.

         (g) (2)  Expense Reimbursement Arrangement filed herewith.

         (h) (1)  Form of Underwriting Agreement to be filed by amendment.

             (2) Form of Master Agreement Among Underwriters to be filed by amendment.

             (3) Form of Master Selected Dealers Agreement to be filed by amendment.

         (i) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

         (j) (1) Master Custodian Agreement with Investors Bank & Trust Company dated April 14, 2003 filed herewith.

             (2) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
                  (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed with the Commission on January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

             (3) Delegation Agreement dated December 11, 2000, with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2002 (Accession No.
                  0000940394-01-500126) and incorporated herein by reference.

         (k) (1) Amendment to the Transfer Agency and Services Agreement dated April 14, 2003 filed herewith.

             (2) Transfer Agency and Services Agreement dated December 21, 1998, as amended, filed as Exhibit (k)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Eaton Vance Municipal Income Trust (File Nos. 333-68719 and 811-09141 filed January 26, 1999 (Accession No. 0000950135-99-000298)
                  and incorporated herein by reference.

             (3)  Administration Agreement dated April 14, 2003 filed herewith.

             (4)  Form of Shareholder Servicing Agreement dated   , 2003 to be
                  filed by amendment.

         (l) Opinion and Consent of Kirkpatrick & Lockhart LLP as to Registrant's Common Shares to be filed by amendment.

         (m)      Not applicable.

         (n)      Consent of Independent Auditors' to be filed by amendment.

         (o)      Not applicable.

         (p) Letter Agreement with Eaton Vance Management to be filed by amendment.

         (q)      Not applicable.

         (r) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit
                  (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

         (s)      Power of Attorney dated April 14, 2003 filed herewith.

ITEM 25.  MARKETING ARRANGEMENTS

         See Form of Underwriting Agreement to be filed by amendment.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

                  The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees                                      $
National Association of Securities Dealers, Inc. Fees
American Stock Exchange Fees                                          5,000
Costs of Printing and Engraving
Accounting Fees and Expenses
Legal Fees and Expenses                                            ________
Total                                                             $________

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         None.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

         Set forth below is the number of record holders as of     2003, of each
class of securities of the Registrant:

              Title of Class                                  Number of Record Holders
              --------------                                  ------------------------
Common Shares of Beneficial interest, par                                 0
value $0.01 per share

ITEM 29.  INDEMNIFICATION

         The Registrant's By-Laws filed in the Trust's Initial Common Shares Registration Statement contain and the form of Underwriting Agreement to be filed is expected to contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

         Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 29, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Reference is made to: (i) the information set forth under the caption "Investment Advisory and Other Services" in the Statement of Additional information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

         All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 32.  MANAGEMENT SERVICES

         Not applicable.

ITEM 33.  UNDERTAKINGS

1. The Registrant undertakes to suspend offering of Preferred Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.       Not applicable.

3.       Not applicable.

4.       Not applicable.

5.       The Registrant undertakes that:

         a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the 1933Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

         b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of Eaton Vance Limited Duration Income Fund is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

          Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 24th day of April 2003.

                                  EATON VANCE LIMITED DURATION INCOME FUND

                                  By:      /s/ Thomas E. Faust Jr.
                                           --------------------------
                                           Thomas E. Faust Jr.
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

             Signature                                     Title                             Date
             ---------                                     -----                             ----
/s/ Thomas E. Faust Jr.                        Trustee, President and Principal         April 24, 2003
------------------------------------           Executive Officer
Thomas E. Faust Jr.

/s/ James L. O'Connor                          Treasurer and Principal                  April 24, 2003
------------------------------------           Financial and Accounting Officer
James L. O'Connor

/s/ Jessica M. Bibliowicz*                     Trustee                                  April 24, 2003
------------------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes*                           Trustee                                  April 24, 2003
------------------------------------
James B. Hawkes

/s/ Samuel L. Hayes, III*                      Trustee                                  April 24, 2003
------------------------------------
Samuel L. Hayes, III

/s/ Norton H. Reamer*                          Trustee                                  April 24, 2003
------------------------------------
Norton H. Reamer

/s/ Lynn A. Stout*                             Trustee                                  April 24, 2003
------------------------------------
Lynn A. Stout

* By: /s/ Alan R. Dynner
-------------------------------
Alan R. Dynner (As attorney in-fact)

                                INDEX TO EXHIBITS

(d)      Form of Specimen Certificate

(e)      Dividend Reinvestment Plan

(g)(1)   Investment Advisory Agreement dated April 14, 2003

(g)(2)   Expense Reimbursement Arrangement

(j)(1) Master Custodian Agreement with Investors Bank & Trust Company dated April 24, 2003

(k)(1) Amendment to the Transfer Agency and Services Agreement dated April 14, 2003

(k)(3)   Administration Agreement dated April 14, 2003


(s)      Power of Attorney